Entity Information	9 Months Ended
Sep. 30, 2011
Entity information
Entity registrant name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity central index key	0001119639
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well-known seasoned issuer	Yes
Entity common stock, shares outstanding	7,442,454,142

Document Information	9 Months Ended
Sep. 30, 2011
Document information
Document type	6-K
Document period end date	Sep 30, 2011
Amendment flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	M9

Balance Sheets (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (Note 4)	$ 17,624	$ 17,633
Marketable securities (Note 5)	11,546	15,612
Accounts receivable, net	11,200	10,572
Inventories (Note 6)	14,636	11,834
Deferred income taxes (Note 3)	413	534
Recoverable taxes (Note 7)	6,685	5,260
Advances to suppliers	627	786
Other current assets	2,068	1,632
Total current assets	64,799	63,863
Property, plant and equipment, net (Note 8)	220,306	218,567
Investments in non-consolidated companies and other investments	5,266	6,312
Non-current assets
Accounts receivable, net	2,871	2,905
Advances to suppliers	3,007	3,077
Petroleum and alcohol account - receivable from Federal Government (Note 9)	448	493
Marketable securities (Note 5)	2,924	3,099
Restricted deposits for legal proceedings and guarantees (Note 15 (a))	1,573	1,674
Recoverable taxes (Note 7)	5,067	6,407
Goodwill	182	192
Prepaid expenses	965	516
Other assets	1,548	1,578
Total non-current assets	18,585	19,941
Total assets	308,956	308,683
Current liabilities
Trade accounts payable	11,513	10,468
Current debt (Note 10)	10,257	8,960
Current portion of capital lease obligations (Note 12)	76	105
Income taxes payable	1,265	898
Taxes payable, other than income taxes	4,771	5,135
Payroll and related charges	2,362	2,617
Dividends and interest on capital payable (Note 14)	1,407	2,158
Employees' postretirement benefits obligation - Pension and Health Care (Note 13)	726	782
Other payables and accruals	3,454	2,429
Total current liabilities	35,831	33,552
Long-term liabilities
Long-term debt (Note 10)	67,528	60,471
Capital lease obligations (Note 12)	85	117
Employees' postretirement benefits obligation - Pension and Health Care (Note 13)	13,035	13,740
Deferred income taxes (Note 3)	12,982	12,704
Provision for abandonment	2,854	3,194
Contingencies (Note 15 (a))	673	760
Other liabilities	504	748
Total long-term liabilities	97,661	91,734
Shareholders' equity - Shares authorized and issued (Note 14 (a))
Preferred share - 2011 and 2010 - 5,602,042,788 shares	45,846	45,840
Common share - 2011 and 2010 - 7,442,454,142 shares	63,914	63,906
Additional paid in capital	(24)	(86)
Retained earnings
Appropriated	54,212	47,147
Unappropriated	19,030	13,758
Accumulated other comprehensive income
Cumulative translation adjustments	(6,437)	13,539
Postretirement benefit reserves adjustments net of tax ((US $1,260) and (US $1,401) for September 30, 2011 and December 31, 2010, respectively) - Pension cost and Health Care (Note 13)	(2,446)	(2,719)
Unrealized gains on available-for-sale securities, net of tax	96	124
Unrecognized loss on cash flow hedge, net of tax	(27)	(15)
Petrobras Shareholders Equity	174,164	181,494
Noncontrolling interest	1,300	1,903
Total shareholders' equity	175,464	183,397
Total liabilities and shareholders equity	$ 308,956	$ 308,683

Balance Sheets Parenthetical (USD $) In Millions, except Share data	Sep. 30, 2011	Dec. 31, 2010
Shareholders equity
Preferred share - authorized	5,602,042,788	5,602,042,788
Preferred share - issued	5,602,042,788	5,602,042,788
Common share - authorized	7,442,454,142	7,442,454,142
Common share - issued	7,442,454,142	7,442,454,142
Postretirement benefit reserves adjustments	$ (1,260)	$ (1,401)

Statements Of Income (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income Statements
Sales of products and services	$ 138,022	$ 110,407
Less:
Value-added and other taxes on sales and services	(28,227)	(22,343)
Net operating revenues	109,795	88,064
Cost of Sales	(67,564)	(51,185)
Depreciation, depletion and amortization	(7,322)	(6,208)
Exploration, including exploratory dry holes	(1,852)	(1,342)
Impairment	(2)	(94)
Selling, general and administrative expenses	(7,513)	(6,502)
Research and development expenses	(1,032)	(736)
Other operating expenses	(2,636)	(3,747)
Total costs and expenses	(87,921)	(69,814)
Operating income	21,874	18,250
Equity in the results of non-consolidated companies	111	220
Financial income (Note 11)	3,250	1,479
Financial expenses (Note 11)	(657)	(1,263)
Monetary and exchange variation (Note 11)	(2,322)	311
Other taxes	(316)	(334)
Total	66	413
Income loss from continuing operations before income taxes minority interest and income loss from Equity Method Investments	21,940	18,663
Income taxes expenses (Note 3)
Current	(3,268)	(3,158)
Deferred	(1,839)	(1,872)
Total income tax expense	(5,107)	(5,030)
Net income for the period	16,833	13,633
Less: Net income (loss) attributable to the noncontrolling interests	198	(345)
Net income attributable to Petrobras	17,031	13,288
Net income applicable to each Petrobras class of shares
Common	9,717	7,683
Preferred	7,314	5,605
Total net income applicable to each Petrobras class of shares	$ 17,031	$ 13,288
Basic and diluted earnings per: (Note 14(c))
Common and Preferred Share	1.31	1.51
Common and Preferred ADS	2.62	3.02
Weighted average number of shares outstanding
Common	7,442,454,142	5,090,152,531
Preferred	5,602,042,788	3,713,832,071

Statements Of Cash Flows (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net income for the period	$ 16,833	$ 13,633
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	7,322	6,208
Dry hole costs	944	731
Equity in the results of non-consolidated companies	(111)	(220)
Exchange variation, monetary and financial charges	5,724	(384)
Deferred income taxes	1,839	1,872
Other	454	1,104
Working capital adjustments: Decrease (increase) in assets
Increase in accounts receivable, net	(1,940)	(2,999)
Increase in inventories	(4,190)	(1,188)
Decrease (increase) in advances to suppliers	76	(439)
Increase(decrease) in liabilities
Increase (decrease) in supliers	2,210	1,676
Increase (decrease) in contingencies	(6)	422
Decrease in taxes payable, net of recoverable taxes	(1,105)	(2,038)
Other	(188)	255
Net cash provided by operating activities	27,862	18,633
Cash flows from investing activities
Additions to property, plant and equipment	(31,785)	(33,394)
Marketable securities and other investments activities	3,956	(8,791)
Net cash used in investing activities	(27,829)	(42,185)
Cash flows from financing activities
Issuance of common and preferred shares	0	27,472
Proceeds from issuance and draw-down of short-term and long-term debt	17,506	19,417
Payments of short-term and long-term debt	(10,765)	(9,866)
Dividends and interest on shareholders equity paid to shareholders and minority interest	(5,080)	(3,071)
Net cash provided by financing activities	1,661	33,952
Increase in cash and cash equivalents	1,694	10,400
Effect of exchange rate changes on cash and cash equivalents	(1,703)	882
Cash and cash equivalents at the beginning of period	17,633	16,169
Cash and cash equivalents at the end of the period	17,624	27,451
Cash paid during the period for:
Interest, net of amount capitalized	2,846	599
Income taxes	1,342	2,300
Withholding income tax on financial investments	1,655	1,205
Cash paid during the period for	5,843	4,104
Non-cash investing and financing transactions during the year
Recognition of asset retirement obligation - ASC Topic 410-20	3	46
Acquisition of property, plant and equipment on credit	5	0
Capital increase with Financial Treasury Bill used for payment of part of the Assignment Agreement	0	39,768
Total of non-cash investing and financing transactions during the year	$ 8	$ 39,814

Shar. Equity (USD $) In Millions	Total	Noncontrolling interest [Member]	Total Petrobras shareholders equity [Member]	Preferred shares [Member]	Common shares [Member]	Additional paid in capital [Member]	Cumulative translation adjustments [Member]	Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Unrecognized gains (losses) on available-for-sale securities, net of tax [Member]	Unrecognized loss on cash flow hedge, net of tax [Member]	Appropriated retained earnings [Member]	Capital reserve - fiscal incentive [Member]	Legal reserve [Member]	Undistributed earnings reserve [Member]	Statutory reserve [Member]	Unappropriated retained earnings [Member]
Balance at Dec. 31, 2009	$ 95,420	$ 1,362	$ 94,058	$ 15,106	$ 21,088	$ 707	$ 6,743	$ (1,646)	$ 24	$ (13)	$ 36,987	$ 296	$ 5,419	$ 30,755	$ 517	$ 15,062
Capital increase from capital reserve				171	125
Capital increase from statutory reserve				300	219
Capital increase from undistributed earnings reserve				1,580	1,152
Capitalization				27,357	39,557
Change in the period						(489)	4,079	(52)		(15)
Shares issuance costs						(242)
Unrealized gains (losses)									49
Tax effect								18	(17)
Capital increase														(2,732)	(520)
Transfer from unappropriated retained earnings												(296)	1,015		237
Net income attributable to Petrobras	13,288															13,288
Dividends and interest on shareholders equity																(3,010)
Appropriation to reserves																(13,018)
Net income for the period		345
Other changes in the period		527												11,766
Petrobras Shareholders Equity	176,814
Comprehensive income (loss) is comprised as follows:
Net income for the period	13,633
Cumulative translation adjustments	4,079
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	(34)
Unrealized gains (losses) on available-for-sale securities	32
Unrecognized loss on cash flow hedge	(15)
Comprehensive income	17,695
Less: Net comprehensive income attributable to noncontrolling interest	(345)
Comprehensive income attributable to Petrobras	17,350
Balance at Sep. 30, 2010	176,814	2,234	174,580	44,514	62,141	(24)	10,822	(1,680)	56	(28)	46,457	0	6,434	39,789	234	12,322
Balance at Dec. 31, 2010	183,397	1,903	181,494	45,840	63,906	(86)	13,539	(2,719)	124	(15)	0	0	6,543	40,367	237	13,758
Capital increase from capital reserve				0	0
Capital increase from statutory reserve				0	0
Capital increase from undistributed earnings reserve				6	8
Change in the period						62	(19,976)	414		(12)
Unrealized gains (losses)									(42)
Tax effect								(141)	14
Capital increase														(14)	0
Transfer from unappropriated retained earnings												0	281		530
Net income attributable to Petrobras	17,031															17,031
Dividends and interest on shareholders equity																(4,680)
Appropriation to reserves																(7,079)
Net income for the period		(198)
Other changes in the period		(405)												6,268
Petrobras Shareholders Equity	174,164
Comprehensive income (loss) is comprised as follows:
Net income for the period	16,833
Cumulative translation adjustments	(19,976)
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	273
Unrealized gains (losses) on available-for-sale securities	(28)
Unrecognized loss on cash flow hedge	(12)
Comprehensive income	(2,910)
Less: Net comprehensive income attributable to noncontrolling interest	198
Comprehensive income attributable to Petrobras	(2,712)
Balance at Sep. 30, 2011	$ 175,464	$ 1,300	$ 174,164	$ 45,846	$ 63,914	$ (24)	$ (6,437)	$ (2,446)	$ 96	$ (27)	$ 54,212	$ 0	$ 6,824	$ 46,621	$ 767	$ 19,030

Note 01 - Basis of Financial Statements Preparation	9 Months Ended
Sep. 30, 2011
Organization Consolidation and Presentation of Financial Statements [Abstract]
Note 01 - The Company and its Operations [Text Block]

1. Basis of Financial Statements Preparation

The accompanying unaudited consolidated financial statements of Petróleo Brasileiro S.A. -Petrobras and its subsidiaries (together referred as “the Company”) have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC) for interim financial statements. Accordingly they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These unaudited consolidated financial statements and the accompanying notes should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2010 and the notes thereto.

The balance sheet at December 31, 2010, presented for comparison purpose, has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

The consolidated financial statements as of September 30, 2011 and for the nine-month periods ended September 30, 2011 and 2010, included in this report, are unaudited. However, in management's opinion, such consolidated financial statements reflect all normal recurring adjustments that are necessary for a fair presentation. The results for the interim periods are not necessarily indicative of trends or of results expected for the full year ending December 31, 2011.

The preparation of these financial statements requires the use of estimates and assumptions that reflect the assets, liabilities, revenues and expenses reported in the financial statements, as well as amounts included in the notes thereto. Management reviews its estimates periodically, including those related to oil and gas reserves, pension and health care liabilities, depreciation, depletion and amortization, abandonment costs, fair value of financial instruments, contingencies and income taxes. While the Company uses its best estimates and judgements, actual results could differ from those estimates as further confirming events occur.

Certain prior period amounts have been reclassified to conform to current period presentation standards. These reclassifications are not significant to the consolidated financial statements and had no impact on the Company’s net income.

The Company is currently working on discontinuing U.S. GAAP and adopting IFRS, as issued by the IASB, as the basis to prepare and disclose its financial statements for SEC filings purposes for the year ending December 31, 2011, as previously mentioned in its Form 20-F of 2010, filed on May 25, 2011.

Subsequent events to September 30, 2011, were evaluated until the time of the Form 6-K filing with the Securities and Exchange Commission.

Pursuant to Rule 436 (c) under the Securities Act of 1933 (the “Act”), this is not a “report” and should not be considered a part of any registration statement prepared or certified within the meanings of Sections 7 and 11 of the Act and therefore, the independent accountant’s liability under Section 11 does not extend to the information included herein.

Note 02 - Derivative Instruments, Hedging and Risk Management Activities	9 Months Ended
Sep. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Note 02 - Derivative Instruments, Hedging and Risk Management Activities [Text Block]

2. Derivative Instruments, Hedging and Risk Management Activities

The Company is exposed to a number of risks arising from its normal course of business. Such risks principally involve the possibility that changes in interest rates, foreign currency exchange rates or commodity prices will adversely affect the value of the Company’s financial assets and liabilities or future cash flows and earnings.

Petrobras’ risk management is performed by means of its Board of Directors pursuant to a corporate policy risk management. In March 2010, regarding the new corporate governance model developed by the Company, the Financial Commitee, in place of the Risk Management Committee, was organized by the Executive Board. Such a Committee is sponsored by the Financial Board and made up of all executive managers from the Financial area, and executive managers of Business can also be called to discuss about specific subjects. Among the Financial Commitee responsibilities, it shall evaluate risk exposures and establish guidelines to measure, supervise and manage the risk concerning the Company's operation. The Board of Directors shall be responsible to decide about those risk management issues.

The risk management policy of Petrobras aims at contributing towards an appropriate balance between its objectives for growth and return and its level of risk exposure, whether inherent to the exercise of its activities or arising from the context within which it operates, so that, through effective allocation of its physical, financial and human resources the Company may attain its strategic goals.

The Company may use derivative and non-derivative instruments to implement its corporate risk management strategy. However, by using derivative instruments, the Company exposes itself to credit and market risk. Credit risk is the failure of a counterparty to perform under the terms of the derivative contract. Market risk is the possible adverse effect on the value of an asset or liability, including financial instruments that results from changes in interest rates, currency exchange rates, or commodity prices. The Company addresses credit risk by restricting the counterparties to such derivative financial instruments to major financial institutions. Market risk is managed by the Company’s executive officers. The Company does not hold or issue derivative financial instruments for trading purposes.

a) Commodity price risk management

The Company is exposed to commodity price risks as a result of the fluctuation of crude oil and oil product prices. The Company’s commodity risk management activities are primarily undertaking through the uses of future contracts traded on stock exchanges; and options and swaps entered into with major financial institutions. The Company does not use derivative contracts for speculative purposes.

The Company usually does not use derivatives to manage overall commodity price risk exposure, taking into consideration that the Company’s business plan uses conservative price assumptions associated to the fact that, under normal market conditions, price fluctuations of commodities do not represent a substantial risk to achieve strategic objectives.

The decision to enter into hedging or non-hedging derivatives is reviewed periodically and recommended, or not, to the Risk Management Committee. If entering into derivative is indicated, in scenarios with a significant probability of adverse events, and such decision is approved by the Board of Directors, the derivative transactions should be carried out with the aim of protecting the Company’s solvency, liquidity and execution of the corporate investment plan, considering an integrated analysis of all the Company’s risk exposures.

Outstanding derivative contracts entered into in order to mitigate price risk exposures from specific transactions, in which positive or negative results in the derivative transactions are totally or partially offset by the opposite result in the physical positions. The transactions covered by commodity derivatives are certain cargoes traded from import and export operations and transactions between different geographical markets.

As a result of the Company’s current price risk management, derivatives are contracted for short term operations, to mitigate the price risk of specific forecasted transactions. The operations are carried out on the New York Mercantile Exchange (NYMEX) and the Intercontinental Exchange (ICE), as well as on the international over-the-counter market.

The Company’s exposure from these contracts is limited to the difference between the contract value and market value on the volumes contracted. Crude oil future contracts are marked-to-market and related gains and losses are recognized in current period earnings, irrespective of when the physical crude sales occur.

The main parameters used in risk management for variations of Petrobras’ oil and oil products prices are the cash flow at risk (CFAR) for medium-term assessments, Value at Risk (VAR) for short-term assessments, and Stop Loss. Corporate limits are defined for VAR and Stop Loss.

The main counterparties of operations for derivatives for oil and oil products are the New York Stock Exchange (NYMEX), the Intercontinental Exchange, BNP Paribas, Shell (STASCO), Morgan Stanley, BP North America Chicago and Vitol Inc.

The commodity derivative contracts are reflected at fair value as either assets or liabilities on the Company’s consolidated balance sheets, recognizing gain or losses in earnings, using market to market accounting, in the period of change.

As of September 30, 2011, the Company had the following outstanding commodity derivative contracts:

Notional amount in
Commodity Contracts	thousands of bbl*
Maturity in 2011	As of September 30, 2011

Futures and Forward contracts	(10,994)
Option contracts	(7,578)

* A negative notional value represents a sale position.

Embedded derivatives

Derivatives embedded within other financial instruments or other host contracts are treated as separate derivatives when they have a price based on an underlying that is not clearly and closely related to the asset being sold or purchased. The assessment is made only at the inception of the contracts. Such derivatives are separated from the host contract and recognized at fair value with changes in fair value recognized in earnings.

Sale of ethanol

Petrobras through its subsidiary, Petrobras International Finance (PifCo), entered into a sales contract of 143,000 m³ per year of ethanol, with Toyota Tsusho Corporation, for ten years subject to renegotiation of prices and termination after the first five years. The sales price formula is based on both quotations: ethanol and naphtha.

Naphtha is an extraneous underlying to the cost and fair value of the asset being sold. The embedded derivative was bifurcated from the host contract and recognized at fair value through earnings.

The Company determined the fair value based on the difference between the spreads for naphtha and ethanol. The market quotations used in the measurement were obtained from the CBOT (Chicago Board of Trade) future market. In accordance with ASC 820, fair value was classified at level 3.

	Notional amount in thousands of m3
		Fair Value	Maturity

Forward Contract
Long position	715	US $26	2016

b) Foreign currency risk management

Exchange risk is one of the financial risks that the Company is exposed to originating from changes in the levels or volatility of exchange rate. With respect to the management of these risks, the Company seeks to identify and handle them in an integrated manner, seeking to assure efficient allocation of the resources earmarked for the derivative.

Taking advantage of operating in an integrated manner in the energy segment, the Company seeks, primarily, to identify or create “natural risk mitigation”, benefiting from the correlation between its income and expenses. In the specific case of exchange variations inherent to the contracts with the cost and remuneration involved in different currencies, this natural risk mitigation is carried out through allocating the cash investments between the Brazilian Real and the US dollar or another currency.

The risk management is based on the Company’s net exposure. Periodical analyses of the exchange risk are prepared, assisting the decisions of the executive committee. The exchange risk management strategy involves the use of derivative instruments to minimize the exchange exposure of certain of the Company’s obligations.

BR Distribuidora (wholly owned subsidiary) entered into an over the counter contract, not qualified as hedge accounting, for covering the trading margins inherent to exports (aviation segment) for foreign clients. The objective of the operation, contracted contemporaneously with the definition of the cost of the products exported, is to lock the trading margins agreed with the foreign clients. Internal policy limits the volume of derivative contracts to the volume of products exported.

The volume of hedge executed for the exports occurring between January and September 2011 represented 59,5% of the total exported by BR Distribuidora. The settlements of the operations that matured between January 1 and September 30, 2011 generated a positive result for the Company of US $7.

The over the counter contract is presented at fair value as either assets or liabilities on the Company’s consolidated balance sheets, recognizing gains or losses in earnings, using market to market accounting, in the period of change.

As of September 30, 2011, the Company had the following foreign currency derivative contracts, not qualified as hedging accounting:

Foreign Currency	Notional Amount US $ million

Sell USD / Pay BRL	(112)

Cash flow hedge

In September 2006, the Company contracted a hedge known as a cross currency swap for coverage of the bonds issued in Yens in order to fix the Company’s costs in this operation in dollars. In a cross currency swap there is also an exchange of interest rates in different currencies. The exchange rate of the Yen for the US dollar is fixed at the beginning of the transaction and remains fixed during its existence. The Company does not intend to settle these contracts before the end of the term.

The Company has qualified its cross currency swap as a cash flow hedge. Both at the inception of a hedge and on an ongoing basis, a cash flow hedge is expected to be highly effective in achieving to offset cash flows attributable to the hedged risk during the term of the hedge. Derivative instruments qualified as cash flow hedges are reflected as either assets or liabilities on the Company’s consolidated balance sheets. Change in fair value, to the extent the hedge is effective, is presented in accumulated other comprehensive income until the cash flows of the hedged item occurs.

Effectiveness tests are conducted quarterly in order to measure how the changes in the fair value or the cash flow of the hedged items are being absorbed by the hedge mechanisms. The effectiveness calculation indicated that the cross currency swap is highly effective to offset the variation in the cash flows of the bonds issued in Yens.

As of September 30, 2011, the Company had the following cross currency swaps:

Cross Currency Swaps Maturing in 2016%		Notional Amount (Million)

Average Pay Rate (USD)	5.69	US $298
Average Receive Rate (JPY)	2.15	JPY $35,000

c) Interest rate risk management

The Company’s interest rate risk is a function of the Company’s long-term debt and to a lesser extent, its short-term debt. The Company’s foreign currency floating rate debt is principally subject to fluctuations in LIBOR and the Company’s floating rate debt denominated in Reais is principally subject to fluctuations in the Brazilian long-term interest rate (TJLP) as fixed by the Central Bank of Brazil. The Company currently does not use derivative financial instruments to manage its exposure to fluctuations in interest rates.

d) Tabular presentation of the location and amounts of derivative fair values

The effect of derivative instruments on the balance sheet for the nine-month period ended September 30, 2011, is presented as follows:

	Derivatives
In millions of dollars	Asset		Liability
As of September 30,	2011		2011
	Balance Sheet	Fair	Balance Sheet	Fair
	Caption	Value	Caption	Value
Derivatives qualified as hedging
instruments under Codification
Topic 815
Foreign exchange contracts	Other current assets	130		-

Total		130		-

Derivatives not qualified as
hedging instruments under
Codification Topic 815
			Other payables and accruals
Foreign exchange contracts	Other current assets	17		(14)
			Other payables and accruals
Commodity contracts	Other current assets	93		(11)

Total		110		(25)

Total Derivatives		240		(25)

The effect of derivative instruments on the balance sheet for the year ended December 31, 2010 is presented as follows:

	Derivatives
In millions of dollars	Asset		Liability
As of December 31,	2010		2010
	Balance Sheet	Fair	Balance Sheet	Fair
	Caption	Value	Caption	Value
Derivatives qualified as hedging
instruments under Codification
Topic 815
Foreign exchange contracts	Other current assets	115		-
Total		115		-

Derivatives not qualified as hedging
instruments under Codification
Topic 815
			Other payable and accruals
Foreign exchange contracts	Other current assets	2		-
			Other payables and accruals
Commodity contracts	Other current assets	48		(42)

Total		50		(42)

Total Derivatives		165		(42)

The effect of derivative instruments for the nine-month period ended September 30, 2011, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	P&L caption of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	September 30, 2011		September 30, 2011	September 30, 2011

Foreign exchange contracts

	7	Financial Expenses	(19)	3

	7		(19)	3

The effect of derivative instruments for the nine-month period ended September 30, 2010, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	P&L caption of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	September 30, 2010		September 30, 2010	September 30, 2010

Foreign exchange contracts

	20	Financial Expenses	(35)	-

	20		(35)	-

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	P&L caption of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		September 30, 2011

Foreign exchange contracts	Financial income/(expenses) net	12
Commodity contracts	Financial income/(expenses) net	(52)

Total		(40)

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	P&L caption of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		September 30, 2010

Foreign exchange contracts	Financial income/(expenses) net	6
Commodity contracts	Financial income/(expenses) net	23

Total		29

Note 03 - Income Taxes	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Note 03 - Income Taxes [Text Block]

. Income Taxes

Income taxes in Brazil comprise federal income tax and social contribution tax. The statutory enacted tax rates for income tax and social contribution have been 25% and 9%, respectively, for the nine-month periods ended September 30, 2011 and 2010.

The Company’s taxable income is substantially generated in Brazil and is therefore subject to the Brazilian statutory tax rate.

The following table reconciles the tax calculated based upon the Brazilian statutory tax rate of 34% to the income taxes expenses recorded in the consolidated statements of income.

	Nine-month periods ended September 30,
	2011	2010

Income before income taxes and noncontrolling interests
Brazil	22,088	17,434
International	(148)	1,229

	21,940	18,663

Tax expense at statutory rates - (34%)	(7,460)	(6,345)

Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(174)	(152)
Tax benefits on interests on shareholders’ equity	1,591	1,023
Foreign income subject to different tax rates	875	227
Tax incentive (1)	95	95
Other	(34)	122

Income taxes expenses per consolidated statement of income	(5,107)	(5,030)

(1) On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras’ right to deduct certain tax incentives from income tax payable, covering the tax years of 2006 until 2015. During the nine-month period ended September 30, 2011, Petrobras recognized a tax benefit in the amount of US $95 (US $95 on September 30, 2010) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

The following table shows a breakdown between domestic and international income taxes benefits (expenses) attributable to income from continuing operations:

	Nine-month periods ended September 30,
	2011	2010

Income taxes expenses per consolidated statement of income:
Brazil
Current	(3,501)	(2,979)
Deferred	(1,794)	(1,865)

	(5,295)	(4,844)

International
Current	233	(179)
Deferred	(45)	(7)

	188	(186)

Income taxes expenses	(5,107)	(5,030)

The major components of the deferred income taxes accounts in the consolidated balance sheets are as follows:

	September 30, 2011	December 31, 2010

Current assets	413	540
Valuation allowance	-	(5)
Current liabilities	-	(1)

Net current deferred tax assets	413	534

Non-current assets
Employees’ postretirement benefits, net of Accumulated postretirement benefit reserves adjustments	1,255	1,458
Tax loss carryforwards	2,669	2,364
Other temporary differences, not significant individually	2,110	801
Valuation allowance	(1,952)	(1,803)

	4,082	2,820

Non-current liabilities
Capitalized exploration and development costs	(12,814)	(11,292)
Property, plant and equipment	(1,072)	(1,597)
Exchange variation	(1,404)	(1,390)
Other temporary differences, not significant individually	(1,419)	(928)

	(16,709)	(15,207)

Net non-current deferred tax liabilities	(12,627)	(12,387)

Non-current deferred tax assets	355	317

Non-current deferred tax liabilities	(12,982)	(12,704)

Net deferred tax liabilities	(12,214)	(11,853)

The Company and its subsidiaries file income tax returns in Brazil and in many foreign jurisdictions. These tax returns are open to examination by the respective tax authorities in accordance with each local legislation. In Brazil, the main jurisdiction, this period is set for five subsequent fiscal years.

As of and for the nine-month period ended September 30, 2011, the Company did not have any material unrecognized tax benefits. Additionally, the Company does not expect that the amount of the unrecognized tax benefits will change significantly within the next twelve months.

Note 04 - Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2011
Cash and Cash Equivalents [Abstract]
Note 04 - Cash and Cash Equivalents [Text Block]

4. Cash and Cash Equivalents

	September 30, 2011	December 31, 2010

Cash	1,908	1,974
Investments - Brazilian Reais (1)	10,325	7,819
Investments - U.S. dollars (2)	5,391	7,840

	17,624	17,633

(1) Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits -DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.

Note 05 - Marketable Securities	9 Months Ended
Sep. 30, 2011
Investments Debt and Equity Securities [Abstract]
Note 05 - Marketable Securities [Text Block]

5. Marketable Securities

	September 30, 2011	December 31, 2010

Marketable securities classification:
Available-for-sale	2,778	3,162
Trading	11,535	15,395
Held-to-maturity	157	154

	14,470	18,711

Less: Current portion of marketable securities	(11,546)	(15,612)

Long-term portion of marketable securities	2,924	3,099

Available-for-sale securities are presented as “Non-current assets”, as they are not expected to be sold or liquidated within the next twelve months. As of September 30, 2011, Petrobras had a balance of US $2,749 linked to B Series National Treasury Notes, which are accounted for as available-for-sale securities in accordance with Codification Topic 320.

On October 23, 2008, the B Series National Treasury Notes were used as a guarantee after the confirmation of the agreements into with Petros, Petrobras’ pension plan (see Note 13). The nominal value of the NTN-Bs is based on variations in the Amplified Consumer Price Index (IPCA). The maturities of these notes are 2024 and 2035 and they bear interest coupons of 6% p.a., which is paid semi-annually. At September 30, 2011, the balances of the National Treasury Notes - Series B (NTN-B) are measured in accordance to their market value, based on the average prices disclosed by the National Association of Open Market Institutions (ANDIMA).

During the nine-month period ended September 30, 2011, Petrobras invested a portion of the resources raised from the Global Offering primarily in Brazilian Treasury Securities with original maturity of more than three months. These securities were classified as trading, in accordance with Codification Topic 320, due to the purpose of selling them in the near term.

Note 06 - Inventories	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Note 06 - Inventories [Text Block]

6. Inventories

	September 30, 2011	December 31, 2010
Products
Oil products	5,563	3,799
Fuel alcohol	317	286
	5,880	4,085
Raw materials, crude oil mainly	6,694	5,690
Materials and supplies	1,825	2,044
Other	282	69
	14,681	11,888
Current inventories	14,636	11,834
Long-term inventories	45	54

Inventories are stated at the lower of cost or net realizable value. As a result of the decline in the market prices of oil products, the Company recognized a loss of US $397 for the nine-month period ended September 30, 2011 (US $294 for the nine-month period ended September 30, 2010), which was classified as other operating expenses in the consolidated income statement.

Note 07 - Recoverable Taxes	9 Months Ended
Sep. 30, 2011
Recoverable Taxes
Note 07 - Recoverable Taxes [Text Block]

7. Recoverable Taxes

Recoverable taxes consisted of the following:

	September 30, 2011	December 31, 2010

Local:
Domestic value-added tax (ICMS) (1)	2,922	3,022
PASEP/COFINS (2)	6,989	6,885
Income tax and social contribution	1,220	1,265
Foreign value-added tax (IVA)	27	42
Other recoverable taxes	594	453

	11,752	11,667

Less: Long-term recoverable taxes	(5,067)	(6,407)

Current recoverable taxes	6,685	5,260

(1) Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2) Composed of credits arising from non-cumulative collection of welfare taxes denominated as PASEP and COFINS, which can be compensated with other federal taxes payable.

The recoverable income tax and social contribution will be offset against future income taxes payable.

Petrobras has plans to fully recover these taxes, and as such, no allowance has been provided.

Note 08 - Property, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2011
Property Plant and Equipment [Abstract]
Note 08 - Property, Plant and Equipment, Net [Text Block]

8. Property, Plant and Equipment, Net

a) Accounting treatment of Assignment Agreement (“Cessão Onerosa”)

On September 3, 2010, Petrobras entered into an agreement with the Brazilian federal government (Assignment Agreement), under which the government assigned to the Company the right to conduct research activities and the exploration and production of fluid hydrocarbons in specified pre-salt areas, subject to a maximum production of five billion barrels of oil equivalent up to 40 years renewable for more five years upon certain conditions.

The Assignment Agreement provides for a subsequent revision of the volume and the price, based on an independent third party assessment. If the contract parties determine that the value of the rights acquired is higher than the initial purchase price, the Company may either pay the difference to the Brazilian federal government, in which case is expected the recognition of the difference as Property Plant & Equipment (long-term asset), or reduce the total volume acquired under the contract, in which case there would be no impact on the balance sheet. If the contract parties determine that the value of the rights acquired is lower than the initial purchase price, the Brazilian federal government will pay for the difference in cash and/or bonds, dependent of Government Budget conditions and it is expected a reduction of the amount originally recorded as Property Plant & Equipment (long-term asset) by the amount received from the Brazilian federal government.

The agreement also establishes minimum commitments with respect to local acquisition of goods and services from Brazilian suppliers in the exploration stage and in the development stage of production, which will be subject to proof with ANP. In the event of non-compliance, ANP will be able to apply administrative and pecuniary sanctions established in the contract.

The Company will record any adjustment to the acquisition cost, when it is probable and determinable it will pay or receive in the future, amounts as a result of the subsequent revision.

Note 09 - Petroleum and Alcohol Account - Receivable from Federal Government	9 Months Ended
Sep. 30, 2011
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Note 09 - Petroleum and Alcohol Account - Receivable from Federal Government [Text Block]

9. Petroleum and Alcohol Account - Receivable from Federal Government

At September 30, 2011, the balance of the Petroleum and Alcohol Account was US $448 (US $493 on December 31, 2010), which may be paid as follows: (1) National Treasury Bonds issued at the same amount as the final balance of the Petroleum and Alcohol account, pursuant to Provisional Measure nº 2,181, of August 24, 2001; (2) offset of the balance of the Petroleum and Alcohol account, with any other amount owed by Petrobras to the Federal Government, including taxes; or (3) by a combination of the above options.

In order to conclude the settlement of accounts with the Federal Government, Petrobras provided all the information required by the National Treasury Office - STN, seeking to settle all the remaining disputes between the parties.

As Petrobras considers the negotiation process between the parties at administrative level has been exhausted, the Company’s Management decided on judicial collection of the aforementioned credit for settlement of the balance of the Petroleum and Alcohol Account, and in order to do so, it filed a lawsuit in July 2011.

Note 10 - Financing	9 Months Ended
Sep. 30, 2011
Financings [Abstract]
Note 10 - Financings [Text Block]

10. Financing

The Company has utilized project financing to continue its development of exploration, production and related projects.

The VIE's associated with the project financing projects are consolidated based on ASC Topic 810-10-25 (“Variable Interest Entities”).

The weighted average annual interest rates on outstanding short-term borrowings were 2.19% and 2.31% at September 30, 2011 and December 31, 2010, respectively.

The Company's short-term borrowings are principally sourced from commercial banks and include import and export financing denominated in United States dollars, as follows:

	Current		Non- current
	September 30,2011	December 31,2010	September 30, 2011	December 31, 2010
Foreign
Financial institutions	7,853	6,381	20,127	17,460
Bearer bonds - Notes	96	587	17,648	11,573
Trust Certificates - Senior/Junior	-	71	43	194
Other	-	2	106	307

	7,949	7,041	37,924	29,534

In Brazil
BNDES	739	1,269	19,511	19,384
Debentures	963	189	519	1,427
FINAME - Earmarked for construction of Bolívia -Brazil gas pipeline	52	42	302	233
Export credit notes	239	66	5,652	6,295
Bank credit certificate	30	32	1,945	2,164
Other	285	321	1,675	1,434

	2,308	1,919	29,604	30,937

	10,257	8,960	67,528	60,471

Interest on debt	679	869
Current portion of long-term debt	3,884	2,883
Current debt	5,694	5,208

Total debt	10,257	8,960

a) Long-term debt

· Composition of foreign currency denominated debt by currency :

	September 30, 2011	December 31, 2010

Currency
United States dollars	36,083	27,583
Japanese Yen	1,657	1,651
Euro	134	131
Other	50	169

	37,924	29,534

· Maturities of the principal of long-term debt

The long-term portion at September 30, 2011, becomes due in the following years:

2012	1,374
2013	2,628
2014	4,281
2015	4,985
2016 and thereafter	54,260

67,528

The composition of annual interest rates on long-term debt is as follows:

	September 30, 2011	December 31, 2010
Foreign currency
6% or less	29,344	21,900
Over 6% to 8%	7,088	6,285
Over 8% to 10%	1,195	1,219
Over 10% to 12%	36	33
Over 12%	261	97

	37,924	29,534

Local currency
6% or less	4,054	2,426
Over 6% to 8%	16,217	17,932
Over 8% to 10%	1,093	592
Over 10% to 12%	522	9,759
Over 12%	7,718	228

	29,604	30,937

	67,528	60,471

Issuance of long-term debt

The main long-term funding carried out in the period from January to September 2011 is shown in the following table:

a.1) Foreign

Company	Date	US $	Maturity	Description

PifCo	Jan/2011	6,000	2016,2021 and 2041	Global Notes in the amounts of US $2,500, US $2,500 and US $1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.

Charter	Jan/2011	750	2018	Financing obtained from the Standard Shatered, LIBOR plus 1.5% p.a.

PNBV	Mar/2011	650	2015 and 2021

Financing obtained from the Bank of Tokyo-Mitsubish - LIBOR plus 1.25% p.a., in the amount of US $150, and financing from the Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and SACE S.P.A. - LIBOR plus 1.10% p.a., in the amount of US $500.

PNBV	Jun/2011	2,000	2018

Financing obtained from the Bank Santander S.A. Grand Cayman Branch - Libor plus 1.4760% p.a., in the amount of US $1,500, and financing from the Bank of Tokyo-Mitsubish - LIBOR plus 1.30% p.a., in the amount of US $500.

Company	Date	US $	Maturity	Description

PNBV	Ago/2011	643	2016 and 2023

Financing obtained from the Bank JP Morgan Chase Bank, N.A., Export-Import Bank of the United States - LIBOR plus 0.45% p.a., in the amount of US $300, and from the Bank Citybank Internacional PLC - LIBOR plus 0.85% a.a., in the amount of US $343.

		10,043

a.2) In Brazil

Company	Date	US $	Maturity	Description
CITEPE and Petroquímica Suape	Apr/2011 to Ago/2011	473	2022 and 2023	Financing obtained from BNDES in the amounts of US $320 (CITEPE) and US $153 (Petroquímica Suape) - TJLP plus 1.36% p.a. to 4.5% p.a

Petrobras and REFAP	Jul/2011	652	2022 and 2023	Financing obtained from BNDES earmarked for construction of the Mexilhão platform in the amounts of US $545 - TJLP plus 2.76% p.a. and for implementation of a project in REFAP in the amount of US $107 - TJLP plus 3.26% p.a.

		1,125

b) Outstanding lines of credit with official credit agencies

b.1) Foreign

		US $
Company	Agency	Contracted	Used	Balance	Description
Petrobras	China Development Bank	10,000	7,000	3,000	LIBOR +2.8% p.a.
PNBV	Citibank International PLC	686	343	343	LIBOR +0.85% p.a.

b.2) In Brazil

		US $
Company	Agency	Contracted	Used	Balance	Description
Transpetro (*)	BNDES and Banco do Brasil	4,856	306	4,550	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. to national equipment and 3% p.a. to imported equipment.

REFAP	BNDES	598	107	491	Financing obtained from BNDES earmarked for implementation of projects in REFAP in the amount of US $107 - TJLP plus 3.26% p.a.

Petrobras	BNDES	552	545	7	Financing obtained from BNDES earmarked for construction of the Mexilhão platform in the amount of US $545 - TJLP plus 2.76% p.a

Petrobras	Banco do Brasil	270	235	35	Commercial Credit Certificate (FINAME) - 4.5% p.a.

Petrobras	Caixa Econômica Federal	162	-	162	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI.

(*) Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US $5,396, where 90% has been financed by BNDES and Banco do Brasil.

Note 11 - Financial Income Expenses, Net	9 Months Ended
Sep. 30, 2011
Financial Income Expenses Net [Abstract]
Note 11 - Financial Income (Expenses), Net [Text Block]

11. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variations, allocated to income for the nine-month periods ended September 30, 2011 and 2010 are as follows:

	Nine-month periods ended September 30,
	2011	2010
Financial expenses
Loans and financing	(3,649)	(2,837)
Losses on derivative instruments (Note 2)	(147)	(123)
Repurchased securities losses	(15)	(20)
Other	(450)	(521)

	(4,261)	(3,501)
Capitalized interest	3,604	2,238

	(657)	(1,263)
Financial income
Investments	1,363	616
Marketable securities	1,297	282
Gains on derivative instruments (Note 2)	107	152
Clients	225	108
Other	258	321

	3,250	1,479

Monetary and exchange variations	(2,322)	311

	271	527

Note 12 - Capital Lease Obligations	9 Months Ended
Sep. 30, 2011
Leases Capital [Abstract]
Note 12 - Capital Lease Obligations [Text Block]

12. Capital Lease Obligations

The Company leases certain offshore platforms and vessels, which are accounted for as capital leases. As of September 30, 2011, assets under capital leases had a net book value of US $1,980.

The following is a schedule by year of the future minimum lease payments as of September 30, 2011:

2011	44
2012	52
2013	17
2014	17
2015	16
2016 and thereafter	58
Estimated future lease payments	204

Less amount representing interest at 6.2% to 12.0% annual	(43)

Present value of minimum lease payments	161

Less current portion of capital lease obligations	(76)

Long-term portion of capital lease obligations	85

Note 13 - Employees Post retirement Benefits and Other Benefits	9 Months Ended
Sep. 30, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Note 13 - Employees Postretirement Benefits and Other Benefits [Text Block]

13. Employees’ Postretirement Benefits and Other Benefits

The Company sponsors a defined contribution benefit pension plan covering substantially all of its employees and provides certain health care benefits for a number of active and retired employees. For the nine-month periods ended September 30, 2011, the Company made contributions of US $200 to the defined contribution portion of the variable contribution plan.

The balances related to Employees’ Postretirement Benefits are represented as follows:

	As of
	September 30, 2011			December 31, 2010
	Pension Benefits	Health Care Benefits	Total	Pension Benefits	Health Care Benefits	Total
Current liabilities

Defined-benefit plan	355	337	692	369	374	743
Variable Contribution plan	34	-	34	39	-	39

Employees’ postretirement projected benefits obligation	389	337	726	408	374	782

Long-term liabilities
Defined-benefit plan	5,186	7,593	12,779	5,719	7,889	13,608
Variable Contribution plan	256	-	256	132	-	132
Employees’ postretirement projected benefits obligation	5,442	7,593	13,035	5,851	7,889	13,740

	5,831	7,930	13,761	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	2,877	550	3,427	3,322	609	3,931
Variable Contribution plan	279	-	279	189	-	189
Tax effect	(1,073)	(187)	(1,260)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,083	363	2,446	2,317	402	2,719

Net periodic benefit cost includes the following components:

	As of September 30,
	2011			2010
	Pension Plans			Pension Plans

	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	158	133	99	188	67	88
Interest cost on projected benefit obligation	2,505	34	627	2,319	26	588
Expected return on plan assets	(2,238)	(15)	-	(1,974)	(13)	-
Amortization of net actuarial loss	43	8	21	47	7	1
	468	160	747	580	87	677

Employees’ contributions	(161)	(10)	-	(174)	(20)	-

Net periodic benefit cost	307	150	747	406	67	677

At September 30, 2011, the balances of the Financial Commitment Agreements, signed in 2008 by the Company and Petros, totaled US $2,748, on which US $67 in interest falls due in 2011.

Note 14 - Shareholders Equity	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Note 14 - Shareholders Equity [Text Block]

14. Shareholders’ Equity

a) Capital

The Company’s subscribed and fully paid-in capital at September 30, 2011 and at December 31, 2010 consisted of 7,442,454,142 common shares and 5,602,042,788 preferred shares. The preferred shares do not have any voting rights and are not convertible into common shares or vice-versa. Preferred shares have priority in the receipt of dividends and return of capital.

The relation between the ADS and shares of each class is of 2 (two) shares for one ADS.

Current Brazilian law requires that the Federal Government retains ownership of 50% plus one share of the Company’s voting shares.

 a.1) Capital increase with reserves in 2011

The Special General Shareholders’ Meeting held jointly with the General Shareholders’ Meeting on April 28, 2011 approved the capital increase for the Company from US $109,746 (R $205,357) to US $109,760 (R $ 205,380), through capitalization of part of undistributed earnings reserve established in 2010 in the amount of US $14 (R $23), in compliance with article 35, paragraph 1, of Ordinance 2091/07 of the Government Minister for National Integration. This capitalization was made without issuing new shares, pursuant to article 169, paragraph 1, of Law 6.404/76.

b) Dividends and interest on shareholders’ equity

b.1) Dividends and interest on shareholders' equity - fiscal year 2010

The Annual General Shareholders’ Meeting of April 28, 2011 approved dividends referring to 2010 in the amount of US $6,780, which includes interest on shareholders’ equity in the total amount of US $5,857, as follows:

Portion	Date of board of directors approval	Shareholders’ positions	Payment date	US $ million
1st Portion of Interest on shareholders’ equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion of Interest on shareholders’ equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion of Interest on shareholders’ equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion of Interest on shareholders’ equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion of Interest on shareholders’ equity	02.25.2011	03.21.2011	03.31.2011	1,308

Dividends	02.25.2011	04.28.2011	06.27.2011	923

				6,780

The portions of the interest on shareholders’ equity distributed in advance in 2010 and 2011 were discounted from the proposed dividends for this year and restated by the SELIC rate from the date of their payment up to December 31, 2010. The dividend was monetarily restated from December 31, 2010 until the date of payment, in accordance with the variation of the SELIC rate.

 b.2) Interest on shareholders’ equity - fiscal year 2011

The Company’s Board of Directors approved distribution in advance of remuneration to shareholders in the form of interest on shareholders’ equity, as established in article 9 of Law 9249/95 and Decrees 2673/98 and 3381/00, as follows:

Portion	Date of board of directors approval	Shareholders’ positions	Payment date	US $ million
1st Portion of Interest on shareholders’ equity	04.29.2011	05.11.2011	05.31.2011	1,602

2nd Portion of Interest on shareholders’ equity	07.22.2011	08.02.2011	08.31.2011	1,671
			Up to
3rd Portion of Interest on shareholders’ equity	10.28.2011	11.11.2011	12.31.2011	1,407

				4,680

This interest on shareholders’ equity will be deducted from the dividends to be distributed on the closing of fiscal year 2011. The amount of interest on shareholders’ equity will be monetarily restated, according to the variation of the SELIC rate from the date of effective payment until the end of 2011.

The interest on shareholders’ capital is subject to the levy of income tax at the rate of 15%, except for shareholders that are declared immune or exempt.

c) Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Nine-month periods ended September 30,
	2011	2010

Net income for the period attributable to Petrobras	17,031	13,288
Less priority preferred share dividends	(2,282)	(2,221)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,031)	(3,044)

Remaining net income to be equally allocated to common and preferred shares	11,718	8,023

Weighted average number of shares outstanding:
Common	7,442,454,142	5,090,152,531
Preferred	5,602,042,788	3,713,832,071

Basic and diluted earnings per:
Common and preferred share	1.31	1.51
Common and preferred ADS	2.62	3.02

Note 15 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Note 15 - Commitments and Contingencies [Text Block]

15. Commitments and Contingencies

Petrobras is subject to a number of commitments and contingencies arising from its normal course of business. Additionally, the operations and earnings of the Company have been, and may be in the future, affected from time to time in varying degrees by political developments and laws and regulations, such as the Federal Government's continuing role as the controlling shareholder of the Company, the status of the Brazilian economy, forced divestiture of assets, tax increases and retroactive tax claims, or environmental regulations. The likelihood of such occurrences and their overall effect upon the Company are not readily predictable.

a) Litigation - Legal proceedings provisioned

The Company is a defendant in numerous legal actions involving civil, tax, labor, corporate and environment issues arising from its normal course of business. Based on the advice of its internal legal counsel and management’s best judgment, the Company has recorded accruals to provide sufficiently for losses that are considered probable and reasonably estimable.

At September 30, 2011 and December 31, 2010, the respective amounts accrued by type of claims are as follows:

	September 30,	December 31,
	2011	2010

Labor claims	164	119
Tax claims	332	361
Civil claims	152	214
Commercials claims and other contingencies	25	66

Total long-term contingencies	673	760

As of September 30, 2011 and December 31, 2010, in accordance with Brazilian law, the Company had US $1,573 and US $1,674 respectively, into federal deposit accounts to provide for certain claims until they are settled. These amounts are reflected in the balance sheet as restricted deposits for legal proceedings and guarantees.

b) Proceedings classified as possible losses

The relevant changes in contingent liabilities related to principal proceedings, disclosed in the Company’s consolidated financial statements as of December 31, 2010, are described below:

b.1) Processes included in the period

•   Plaintiff: State Revenue Service of Rio de Janeiro

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with the non payment of ICMS/Tax Substitution on the purchase of natural gas used for the production of electric power that will be sold to the distributors. There is a state decree that authorizes payment of the tax directly by the distributor. The lower court considered the assessment to have grounds. The Company filed a spontaneous appeal which is awaiting a hearing. The maximum exposure for the Company, including monetary restatement, as September 30, 2011 is US $141.

•   Plaintiff: Brazilian Federal Revenue Department

Brazilian Federal Revenue Department filed a Tax Assessment against the Company in connection with the collection of IOF (Tax on financial operations) due on “foreign credit” loans made during 2006. No decision handed down in the lower court. The maximum exposure for the Company, including monetary restatement, as September 30, 2011 is US $209.

•   Plaintiff: State Revenue Service of São Paulo

São Paulo state finance authorities filed a Tax Assessment against the Company in connection with the withdrawal of collection of ICMS and fine on imports (Temporary Admission - Drilling Rig - Admission in São Paulo - Clearance in Rio de Janeiro). Closed at the administrative level. A tax debt annulment action was filed, where advance relief was granted to suspend the demandability of the tax credit, without an offer of collateral. Ruling handed down in favor of Petrobras, upholding the request made in the annulment action. The decision is not yet final. The maximum exposure for the Company, including monetary restatement, as September 30, 2011 is US $849.

•   Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin

This special participation was established by Brazilian Petroleum Law 9478/97 and is paid as a form of compensation for oil production activities and is levied on high volume production fields. The method used by Petrobras to calculate the special participation due for the abovementioned fields is based on a legally legitimate interpretation of Ordinance 10 of January 14, 1999, approved by the National Petroleum Agency (ANP).

On February 7, 2011, Petrobras received notice from ANP, which instituted an administrative process and established payment of new sums of money considered to be owed for the period between the first quarter of 2005 and the first quarter of 2010, referring to amounts that had been underpaid by the concessionaire.

On February 22, 2011, Petrobras presented a defense for the administrative process, requesting that the notice of infraction be considered invalid, since the facts which ANP used as a basis for concluding on the irregularity of the payment of the Special Participation do not correspond to the reality.

The assessment was upheld in the first instance. The Company filed an administrative appeal which is awaiting a hearing.

The maximum updated exposure for Petrobras as at September 30, 2011 is US $304.

b.2) Processes disclosed previously and updated to September 30, 2011

• Plaintiff: State Revenue Service of Rio de Janeiro

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with the exclusion of the LNG transfer operations in the ambit of the centralizing establishment from the ICMS taxation. Unfavorable administrative decision for Petrobras. Spontaneous appeal filed in the Taxpayers’ Council, which denied approval of the appeal. The Company filed a tax debt annulment action with a petition for advance relief which, through the presentation of guarantee insurance, was granted with suspension of demandability of the tax credit. The maximum exposure for the Company, including monetary restatement, as September 30, 2011 is US $1,325.

•   Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel - ANP

Fine for non-compliance with minimum exploration programs - “Rodada Zero”. The execution of the fines is suspended through an injunction, pursuant to records of the suit lodged by Petrobras. Through a civil suit, the Company is claiming recognition of its credit resulting from article 22, paragraph 2 of the Petroleum Law, requesting the offsetting of the eventual debt that Petrobras may have with ANP. Both the legal processes, which are being handled jointly, are in the evidentiary stage.

The maximum exposure including monetary restatement for Petrobras as of September 30, 2011 is US $332.

•   Plaintiff: Internal Revenue Service of Rio de Janeiro - Withholding Income Tax related to charter of vessels

The Internal Revenue Service of Rio de Janeiro filed two Tax Assessments against the Company in connection with Withholding Income Tax on foreign remittances of payments related to charter of vessels of movable platform types for the years 1999 through 2002.

The Internal Revenue Service, based on Law No. 9,537/97, Article 2, considers that drilling and production platforms cannot be classified as sea-going vessels and therefore should not be chartered but leased. Based on this interpretation, overseas remittances for servicing chartering agreements would be subject to withholding tax at the rate of 15% or 25%.

Petrobras submitted new administrative appeals to the Higher Chamber of Tax Appeals, which denied approval. The Company considers that it applied the prevailing tax legislation correctly, which is why it will resort to judicial means to pursue its defense. The maximum exposure including monetary restatement for Petrobras as of September 30, 2011 is US $2,505.

•   Plaintiff: Rio de Janeiro state finance authorities - II and IPI Tax related to Termorio equipments

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with II (Import Tax) and IPI (Federal VAT) contesting the tax classification as Other Electricity Generation Groups for the import of the equipment belonging to the thermoelectric power station Termorio S.A.

On August 15, 2006, Termorio filed in the inspector’s department of the Federal Revenue Department of Rio de Janeiro a refutation against this tax deficiency notice, considering that the tax classifications that were made were based on a technical report of a renowned institute. On October 11, 2007, the 1st Panel of Judgment dismissed the assessment. The Federal Revenue Department filed an ex-officio appeal to the Taxpayers’ Council of Porto Alegre - in the state of Rio Grande do Sul. Notices heard on September 2, 2011, when the appeal was partially approved by majority and only the fine of administrative control was reduced. Awaiting publication of the court decision. The maximum exposure including monetary restatement for Petrobras as of September 30, 2011, is US $307.

•   Plaintiff: Federal Revenue Service - Contribution of Intervention in the Economic Domain - CIDE

The Federal Revenue service filed a Tax Assessment against the Company due to non-payment in the period of March 2002 to October 2003 of the Contribution of Intervention in the Economic Domain - CIDE, the per-transaction tax payable to the Brazilian government, required to be paid by producers, blenders and importers upon sales and purchases of specified oil and fuel products at a set amount for different products based on the unit of measurement typically used for such products, pursuant to court orders obtained by Distributors and Fuel Stations, protecting them from levying of this charge. The lower court considered the assessment to have grounds. The Company filed a spontaneous appeal which was denied approval. As soon as it is summoned, Petrobras will examine the possibility of filing motions to stay the execution of the respective court decision, with requests for filing of a special appeal to the Superior Chamber of Tax Appeals. The maximum exposure for Petrobras, including monetary restatement, as of September 30, 2011 is US $660.

•   Plaintiff: Municipal governments of Anchieta, Aracruz, Guarapari, Itapemirim, Linhares, Marataízes, Vila Velha and Vitória

Some municipalities located in the State of Espírito Santo have filed notices of infraction against Petrobras for the supposed failure to withhold service tax of any nature on offshore services. Petrobras withheld the service tax of any nature; however, it paid the tax to the municipalities where the respective service providers are established, in accordance with Complementary Law 116/03. The Company presented administrative defenses with the aim of canceling the assessments and the majority are in the process of being heard. Of the municipalities with respect to those that have already exhausted the discussion, only the municipality of Itapemirim has filed tax collection proceedings. In this judicial case, the Company has offered a guarantee and filed an appeal. In the municipality of Linhares it was considered to have grounds in the first instance. Petrobras filed a spontaneous appeal, which was denied, thus upholding the official notification. The Company is evaluating the judicialization. The maximum exposure for the Company, including monetary restatement, as of September 30, 2011 is US $862.

•   Plaintiff: State Revenue Service of São Paulo

São Paulo state finance authorities filed a Tax Assessment against the Company in connection with termination of collection of ICMS and a fine for importing and non-compliance with an accessory obligation. Temporary admission - Drilling rig -Admission in Sao Paulo - Customs clearance in Rio de Janeiro (ICMS agreement 58/99). The lower court considered the assessment to have grounds. The decision was upheld at the second instance. Awaiting a hearing at the second administrative level of the ordinary appeal filed by the Company. The maximum exposure for the Company, including monetary restatement, as of September 30, 2011 is US $1,117.

•   Plaintiff: Finance and Planning Department of the Federal District

Federal District finance authorities filed a Tax Assessment against the Company in connection with payment of ICMS due to omission on exit (Inventories). The lower court considered the assessment to have grounds. Petrobras filed a spontaneous appeal, which was considered void. The Company is awaiting the publication of the decision in order to assess eventual judicialization. The maximum exposure for the Company, including monetary restatement, as of September 30, 2011 is US $83.

•   Presidente Getúlio Vargas refinery oil spill

On July 16, 2000, an oil spill occurred at the Presidente Getúlio Vargas refinery releasing crude oil in the surrounding area. The Federal and State of Paraná Prosecutors have filed a civil lawsuit against the Company seeking US $1,176 in damages, which have already been contested by the Company. Additionally, there are two other actions pending, one by the Instituto Ambiental do Paraná (Paraná Environmental Institute) and by another civil association called AMAR that have already been contested by the Company. Awaiting initiation of the expert investigation to quantify the amount. The court determined that the suits brought by AMAR and the Federal and State Prosecutors be tried as one. The maximum exposure including monetary restatement for Petrobras as of September 30, 2011 is US $92 related to AMAR, US $104 related to Instituto Ambiental do Paraná and US $3,499 to the Federal and State of Paraná Prosecutors.

b.3) Processes for small amounts

The Company is involved in a number of legal and administrative proceedings with expectations of possible losses, whose total as at September 30, 2011 is broken down as follows: US $166 for civil actions, US $571 for labor actions and US $767 for tax actions.

c) Environmental matters

The Company is subject to various environmental laws and regulations. These laws regulate the discharge of oil, gas or other materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of such materials at various sites.

The Company’s management considers that any expenses incurred to correct or mitigate possible environmental impacts should not have a significant effect on its operations or cash flows.

d) Positive contingencies

d.1) Recovery of maintenance costs – Barracuda & Caratinga

In 2006, Petrobras, as representant of Barracuda & Caratinga Leasing Company B.V. (BCLC), resorted to arbitration abroad against Kellogg, Brown Root, LLC (KBR), to obtain compensation for maintenance costs carried out on flexible lines of the Barracuda and Caratinga field, in the period covered by contractual guarantee.

On September 21, 2011, the Court of arbitration ruled in favor of BCLC, definitively, condemning KBR to indemnify it in the amount of US $183, pleaded in the arbitration, plus internal costs of Petrobras in conducting the arbitration, in addition to legal fees and costs of the arbitration. After the definitive decision, Petrobras recognized the amount of US $183 in non-current assets.

d.2) Recovery of PIS and COFINS

Petrobras and its subsidiaries filed a civil suit against the Federal government referring to recovery, through offsetting, of the amounts paid as PIS on financial revenue and exchange gains in the period between February 1999 and November 2002 and COFINS between February 1999 and January 2004, in light of the ruling that paragraph 1 of article 3 of Law 9718/98 is unconstitutional.

On November 9, 2005, the Federal Supreme Court considered that the respective paragraph 1 of article 3 of Law 9718/98 is unconstitutional.

On November 18, 2010, the Superior Court of Justice considered the action by Petrobras, filed in 2006 to recover the COFINS for the period from January 2003 to January 2004, as justified. After res judicata, Petrobras recognized the amount of US $186, restated by the Selic rate until September 2011, as recoverable taxes in non-current assets.

At September 30, 2011, the Company had US $1,246 related to these suits which are not yet reflected in the interim financial statements due to the absence of a definitive favorable decision.

Note 16 - Fair value Measurements	9 Months Ended
Sep. 30, 2011
Financial Instruments [Abstract]
Note 16 - Financial Instruments [Text Block]

16. Fair value Measurements

The Company’s debt including project financing obligations, resulting from Codification Topic 810 consolidation amounted to US $67,528 at September 30, 2011, and had an estimated fair value of US $69,182.

The fair value hierarchy for the Company’s financial assets and liabilities accounted for at fair value on a recurring basis, at September 30, 2011, was:

	Fair Value

	Level 1	Level 2	Level 3	Total

Assets
Marketable securities	14,313	-	-	14,313
Foreign exchange derivatives (Note 2)	17	130	-	147
Commodity derivatives (Note 2)	64	3	26	93

Total assets as of September 30, 2011	14,394	133	26	14,553
Total assets as of December 31, 2010	18,572	118	32	18,722

Liabilities
Commodity derivatives (Note 2)	(6)	(5)	-	(11)
Foreign currency derivatives	-	(15)	-	(15)

Total liabilities as of September 30, 2011	(6)	(20)	-	(26)
Total liabilities as of December 31, 2010	(40)	(2)	-	(42)

Note 17 - Segment Information	9 Months Ended
Sep. 30, 2011
Segment Reporting Disclosure [Abstract]
Note 17 - Segment Information [Text Block]

17. Segment Information

The following presents the Company’s assets by segment:

	As of September 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total
Current assets	5,310	20,024	2,422	138	3,532	4,231	35,443	(6,301)	64,799
Cash and cash equivalents	-	-	-	-	-	-	17,624	-	17,624
Other current assets	5,310	20,024	2,422	138	3,532	4,231	17,819	(6,301)	47,175
Investments in non-consolidated companies and other investments
	3	2,567	652	777	924	220	123	-	5,266
Property, plant and equipment, net	129,563	51,298	22,912	301	9,973	2,648	3,611	-	220,306
Non-current assets	3,833	3,434	1,564	5	2,398	653	7,059	(361)	18,585
Total assets	138,709	77,323	27,550	1,221	16,827	7,752	46,236	(6,662)	308,956

(1) As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	As of September 30, 2011
	International
	Exploration	Refining,
	and	Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Current assets	1,227	1,988	267	438	64	(452)	3,532
Investments in non-consolidated companies and other investments
	627	34	172	6	(30)	115	924
Property, plant and equipment, net	8,799	881	244	431	191	(573)	9,973
Non-current assets	2,630	325	61	72	1,418	(2,108)	2,398
Total assets	13,283	3,228	744	947	1,643	(3,018)	16,827

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate Disclosure)	Distribution	Corporate(1)	Eliminations	Total
Current assets	3,473	16,305	2,904	121	3,279	4,196	38,895	(5,310)	63,863
Cash and cash equivalents	-	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	121	3,279	4,196	21,262	(5,310)	46,230
Investments in non-consolidated companies and other investments	296	3,056	813	688	1,078	257	124	-	6,312
Property, plant and equipment, net	129,913	46,844	24,725	356	9,519	2,730	4,480	-	218,567
Non-current assets	3,511	3,282	1,465	10	2,294	346	9,033	-	19,941
Total assets	137,193	69,487	29,907	1,175	16,170	7,529	52,532	(5,310)	308,683

(1) As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	As of December 31, 2010
	International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total
Current assets	1,132	1,778	250	443	68	(392)	3,279
Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078
Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519
Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294
Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

Revenues and net income by segment are as follows:

	Nine-month period ended September 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total
Net operating revenues derived from third parties	387	60,652	6,408	29	9,666	32,653	-	-	109,795
Inter-segment net operating revenues	54,755	28,827	985	198	2,825	585	-	(88,175)	-
Net operating revenues	55,142	89,479	7,393	227	12,491	33,238	-	(88,175)	109,795
Cost of sales	(19,883)	(91,171)	(3,567)	(244)	(9,243)	(30,561)	-	87,105	(67,564)
Depreciation, depletion and amortization	(4,842)	(814)	(623)	(22)	(627)	(172)	(222)	-	(7,322)
Exploration, including exploratory dry holes	(1,598)	-	-	-	(254)	-	-	-	(1,852)
Impairment	-	-	-	-	(2)	-	-	-	(2)
Selling, general and administrative expenses	(346)	(2,365)	(616)	(48)	(664)	(1,685)	(1,879)	90	(7,513)
Research and development expenses	(565)	(166)	(58)	(9)	-	(4)	(230)	-	(1,032)
Other operating expenses	(268)	(305)	(185)	(27)	(523)	41	(1,417)	48	(2,636)
Costs and expenses	(27,502)	(94,821)	(5,049)	(350)	(11,313)	(32,381)	(3,748)	87,243	(87,921)
Operating income (loss)	27,640	(5,342)	2,344	(123)	1,178	857	(3,748)	(932)	21,874
Equity in results of non-consolidated companies	(2)	(31)	154	4	(42)	4	24	-	111
Financial income (expenses), net	-	-	-	-	-	-	271	-	271
Other taxes	(33)	(36)	(54)	-	(71)	(21)	(101)	-	(316)
Income (loss) before income taxes	27,605	(5,409)	2,444	(119)	1,065	840	(3,554)	(932)	21,940
Income tax benefits (expense)	(9,386)	1,828	(778)	43	(171)	(284)	3,325	316	(5,107)
Net income (loss) for the period	18,219	(3,581)	1,666	(76)	894	556	(229)	(616)	16,833
Less: Net income (loss) attributable to the noncontrolling interests	8	7	(6)	-	(7)	-	196	-	198
Net income (loss) attributable to Petrobras	18,227	(3,574)	1,660	(76)	887	556	(33)	(616)	17,031

(1) As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	Nine-month period ended September 30, 2011
	International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total
Net operating revenues derived from third parties	733	4,831	392	3,702	-	8	9,666
Inter-segment net operating revenues	2,786	1,643	35	25	-	(1,664)	2,825
Net operating revenues	3,519	6,474	427	3,727	-	(1,656)	12,491
Cost of sales	(972)	(6,133)	(341)	(3,457)	-	1,660	(9,243)
Depreciation, depletion and amortization	(537)	(43)	(12)	(20)	(15)	-	(627)
Exploration, including exploratory dry holes	(254)	-	-	-	-	-	(254)
Impairment	(2)	-	-	-	-	-	(2)
Selling, general and administrative expenses	(130)	(101)	(8)	(209)	(219)	3	(664)
Research and development expenses	-	-	-	-	-	-	-
Other operating expenses	(202)	(285)	7	15	(58)	-	(523)
Costs and expenses	(2,097)	(6,562)	(354)	(3,671)	(292)	1,663	(11,313)
Operating income (loss)	1,422	(88)	73	56	(292)	7	1,178
Equity in results of non-consolidated companies	(44)	5	3	2	(8)	-	(42)
Other taxes	(38)	(3)	(1)	(5)	(24)	-	(71)
Income (loss) before income taxes	1,340	(86)	75	53	(324)	7	1,065
Income tax benefits (expense)	(156)	(1)	(63)	(7)	56	-	(171)
Net income (loss) for the period	1,184	(87)	12	46	(268)	7	894
Less: Net income (loss) attributable to the noncontrolling interests	-	-	-	-	(7)	-	(7)
Net income (loss) attributable to Petrobras	1,184	(87)	12	46	(275)	7	887

	Nine-month period ended September 30, 2010

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	217	48,358	5,242	14	7,725	26,508	-	-	88,064
Inter-segment net operating revenues	39,293	23,815	639	205	2,022	539	-	(66,513)	-

Net operating revenues	39,510	72,173	5,881	219	9,747	27,047	-	(66,513)	88,064

Cost of sales	(14,981)	(66,623)	(3,963)	(200)	(6,965)	(24,708)	-	66,255	(51,185)

Depreciation, depletion and amortization	(4,093)	(758)	(351)	(17)	(645)	(158)	(187)	1	(6,208)
Exploration, including exploratory dry holes	(1,026)	-	-	-	(316)	-	-	-	(1,342)
Impairment	-	-	(44)	-	(50)	-	-	-	(94)
Selling, general and administrative expenses	(302)	(2,152)	(591)	(27)	(630)	(1,313)	(1,591)	104	(6,502)
Research and development expenses	(357)	(126)	(82)	-	(3)	(3)	(165)	-	(736)
Other operating expenses	(841)	(846)	(172)	(21)	(196)	(41)	(1,614)	(16)	(3,747)

Costs and expenses	(21,600)	(70,505)	(5,203)	(265)	(8,805)	(26,223)	(3,557)	66,344	(69,814)

Operating income (loss)	17,910	1,668	678	(46)	942	824	(3,557)	(169)	18,250

Equity in results of non-consolidated companies	91	1	115	(5)	17	-	1	-	220
Financial income (expenses), net	-	-	-	-	-	-	527	-	527
Other taxes	(109)	(37)	(15)	(1)	(65)	(13)	(94)	-	(334)

Income (loss) before income taxes	17,892	1,632	778	(52)	894	811	(3,123)	(169)	18,663

Income tax benefits (expense)	(6,052)	(555)	(226)	16	(142)	(277)	2,149	57	(5,030)

Net income for the period	11,840	1,077	552	(36)	752	534	(974)	(112)	13,633

Less: Net income attributable to the noncontrolling interests	103	(37)	8	-	(57)	-	(362)	-	(345)

Net income (loss) attributable for Petrobras	11,943	1,040	560	(36)	695	534	(1,336)	(112)	13,288

(1) As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	Nine-month period ended September 30, 2010
	International
	Exploration	Refining
	and	Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total
Net operating revenues derived from third parties	510	3,838	372	2,985	-	20	7,725
Inter-segment net operating revenues	2,178	1,580	30	26	-	(1,792)	2,022
Net operating revenues	2,688	5,418	402	3,011	-	(1,772)	9,747
Cost of sales	(634)	(5,016)	(307)	(2,774)	-	1,766	(6,965)
Depreciation, depletion and amortization	(531)	(60)	(14)	(21)	(19)	-	(645)
Exploration, including exploratory dry holes	(316)	-	-	-	-	-	(316)
Impairment	-	(50)	-	-	-	-	(50)
Selling, general and administrative expenses	(130)	(101)	(6)	(188)	(207)	2	(630)
Research and development expenses	-	(2)	-	-	(1)	-	(3)
Other operating expenses	(19)	(200)	7	7	10	(1)	(196)
Costs and expenses	(1,630)	(5,429)	(320)	(2,976)	(217)	1,767	(8,805)
Operating income (loss)	1,058	(11)	82	35	(217)	(5)	942
Equity in results of non-consolidated companies	26	10	-	4	(23)	-	17
Other taxes	(34)	(2)	(1)	(2)	(26)	-	(65)
Income (loss) before income taxes	1,050	(3)	81	37	(266)	(5)	894
Income tax benefits (expense)	(181)	(3)	(2)	(4)	48	-	(142)
Net income for the period	869	(6)	79	33	(218)	(5)	752
Less: Net income attributable to the noncontrolling interests	-	-	(1)	-	(56)	-	(57)
Net income (loss) attributable for Petrobras	869	(6)	78	33	(274)	(5)	695

Capital expenditures incurred by segment for the nine-month periods ended September 30, 2011 and 2010 are as follows:

	Nine-month periods
	ended September 30,
	2011	2010

Exploration and Production	14,859	17,610
Refining, Transportation & Marketing	12,562	10,147
Gas & Power	1,668	3,084
International
Exploration and Production	1,404	1,473
Refining, Transportation & Marketing	145	56
Distribution	22	26
Gas & Power	30	7
Others	8	5
Distribution	431	256
Biofuels	185	37
Corporate	471	693

	31,785	33,394

Note 18 - Acquisition/Sales of Assets and Interests	9 Months Ended
Sep. 30, 2011
Acquisition/Sales of Assets and Interests
Note 18 - Acquisition/Sales of Assets and Interests [Text Block]

18. Acquisition/Sales of Assets and Interests

a) Business combination

•   Acquisition of Gás Brasiliano Distribuidora S.A.

On July 29, 2011, Petrobras Gás S.A.- Gaspetro acquired 100% of the shares of Gas Brasiliano Distribuidora S.A. “GBD”, by US $271. The appraisal of the fair value of the assets and liabilities has not been concluded and, therefore, preliminarily, a goodwill of US $12 was recognized.

The transaction was authorized by the São Paulo regulatory agency in April 2011 and the addendum to GBD's concession agreement was signed in July 2011, complying with the conditions established in the agreement entered into with Ente Nazionale Idrocarburi S.p.A. (ENI) in 2010.

GBD holds the concession for the natural gas distribution service in the northwest region of the State of São Paulo. The concession agreement began in December 1999 with duration of 30 years and may be renewed for another 20 years.

b) Acquisition of interests in affiliated companies

•   BSBIOS Indústria e Comércio de Biodiesel Sul Brasil S.A.

On July 1, 2011, Petrobras Biocombustível S.A., S.L., acquired 50% of the capital of BSBIOS Indústria e Comércio de Biodiesel Sul Brasil S.A, through payment of US $27 and a contribution of US $31 referring to an interest in BSBIOS Marialva Indústria e Comércio de Biodiesel Sul Brasil S.A. (MARIALVA). The remaining payment will be made after the conclusion of a due diligence, limited to the total of the transaction of US $108.

c) Acquisition of noncontrolling interest

•   Innova S.A.

As from March 31, 2011, Petrobras now holds 100% of the capital of Innova, a petrochejmical company located in the industrial park of Triunfo in the State of Rio Grande do Sul, previously indirectly controlled by Petrobras Argentina (Pesa). The amount of the transaction was US $332, with the payment of US $228 in April of 2011 and US $104 due on October 30, 2013, restated by 12 month LIBOR as from the date of signing of the share purchase agreement (SPA). This transaction resulted in a decrease of US $54 in the equity attributable to the shareholders of Petrobras, as a result of the decrease in the non-controlling interest in this venture.

•   Purchase option and merger of Companhia Mexilhão do Brasil - “CMB”

On January 12, 2011, Petrobras exercised its purchase option for 100% of the shares of the Variable Interest Entity (“VIE”), Companhia Mexilhão do Brasil - “CMB”, as contractually established. In accordance with ASC 810, this acquisition resulted in an increase in equity attributable to Petrobras, as “Additional paid in capital”, in the amount of US $72.

On April 4, 2011, the merger of CMB by Petrobras was approved in the Special Shareholders' General Meeting as it is the most efficient way of dissolving the company and absorbing its assets.

d) Sale of assets and other information

•   Cia Energética Suape II

Petrobras holds a 20% interest in Energética Suape II S.A., the purpose of which is the construction of a thermoelectric power station in Cabo de Santo Agostinho, in the state of Pernambuco with an output 380 of MW. The remaining 80% interest is held by Nova Cibe Energia S.A.

On May 31, 2011, Petrobras deposited US $31 for the shares not subscribed by Nova Cibe, for which the exercise of the purchase option occurred on May 5, 2011, as established in the Suape II Shareholders' Agreement.

Petrobras recorded the deposit as a right to acquisition of an equity interest under “Investments”, until the resolution of the conflict in a seat of arbitration.

•   Albacora Japão Petróleo Ltda.

On May 6, 2011, Petrobras exercised its purchase option for the oil production assets of VIE Albacora Japão Petróleo Ltda for the amount of US $6 thousand. As from this purchase option, the VIE ceased to be consolidated in Petrobras, due to compliance with the related contractual obligations.

•   Sale of the San Lorenzo Refinery and part of the distribution network in Argentina

On May 2, 2011, the Company sold refining and distribution assets in Argentina to Oil Combustibles S.A. for a total amount of US $102, according to an agreement signed in 2010. The transaction is subject to the approval of the Argentine regulatory agency and comprised a refinery located in San Lorenzo in the province of Santa Fé, a fluvial plant and a fuel trading network connected to this refinery, (approximately 360 sales points and associated wholesaler clients), as well as inventories of oil and oil products.

•   BRF Biorefino de Lubrificantes S.A.

On March 21, 2011, Petrobras Distribuidora S.A. established BRF Biorefino de Lubrificantes S.A, the shareholding interest of which is 49%. The purpose of BRF is the construction of building, and operation of the used or contaminated lubricant oil refining plant in the State of Rio de Janeiro.

•   Logum Logística S.A.

On March 1, 2011, the corporate name of PMCC Soluções Logística de Etanol S.A. was changed to Logum Logística S.A., in accordance with the shareholders’ agreement, which composition of shareholding is as follows: Petrobras - 20%; Copersucar S.A. - 20%; Cosan S.A. Indústria e Comércio - 20%; Odebrecht Transport Participações S.A. - 20%; Camargo Correa Óleo e Gás S.A. - 10% and Uniduto Logística S.A. - 10%.

Logum Logística S.A. will be responsible for the construction of a comprehensive multimodal logistics system for ethanol transport and storage, the development and operation of the system which will involve polyducts, waterways, highways and coastal shipping.

•   Operations in Ecuador

On July 26, 2010, the new hydrocarbon law in Ecuador, established, the obligatoriness of migration introduced of the November 24, 2010, exploration before agreements entered into to service agreements.

Petrobras Argentina S.A. (PESA), through its subsidiary Sociedade Ecuador TLC S.A., held a 30% interest in the exploration agreements for block 18 and the unified Palo Azul field, located in the Oriente basin of Ecuador, and decided not to accept the final proposal to migrate its agreements to the new contractual model, thus it is the responsibility of the Ecuadorian Government to indemnify the investments made in those exploration blocks.

The Company disagrees with the criteria established for the indemnification of the amounts invested and, although it is not renouncing its rights, it recognized a loss in an amount equivalent to US $53, due to the uncertainties involving the process.

PESA has a ship-or-pay agreement entered into with Oleoducto de Crudos Pesados Ltd (OCP) for transporting oil in Ecuador, in force since 2003 with an effective term of 15 years. On account of the commitments assumed for the transport capacity contracted and not used, at September 30, 2011, the Company has a liability in the amount equivalent to US $77.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Basis of financial statements preparation

The accompanying unaudited consolidated financial statements of Petróleo Brasileiro S.A. -Petrobras and its subsidiaries (together referred as “the Company”) have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC) for interim financial statements. Accordingly they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These unaudited consolidated financial statements and the accompanying notes should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2010 and the notes thereto.

The balance sheet at December 31, 2010, presented for comparison purpose, has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

The consolidated financial statements as of September 30, 2011 and for the nine-month periods ended September 30, 2011 and 2010, included in this report, are unaudited. However, in management's opinion, such consolidated financial statements reflect all normal recurring adjustments that are necessary for a fair presentation. The results for the interim periods are not necessarily indicative of trends or of results expected for the full year ending December 31, 2011.

The preparation of these financial statements requires the use of estimates and assumptions that reflect the assets, liabilities, revenues and expenses reported in the financial statements, as well as amounts included in the notes thereto. Management reviews its estimates periodically, including those related to oil and gas reserves, pension and health care liabilities, depreciation, depletion and amortization, abandonment costs, fair value of financial instruments, contingencies and income taxes. While the Company uses its best estimates and judgements, actual results could differ from those estimates as further confirming events occur.

Certain prior period amounts have been reclassified to conform to current period presentation standards. These reclassifications are not significant to the consolidated financial statements and had no impact on the Company’s net income.

The Company is currently working on discontinuing U.S. GAAP and adopting IFRS, as issued by the IASB, as the basis to prepare and disclose its financial statements for SEC filings purposes for the year ending December 31, 2011, as previously mentioned in its Form 20-F of 2010, filed on May 25, 2011.

Subsequent events to September 30, 2011, were evaluated until the time of the Form 6-K filing with the Securities and Exchange Commission.

Pursuant to Rule 436 (c) under the Securities Act of 1933 (the “Act”), this is not a “report” and should not be considered a part of any registration statement prepared or certified within the meanings of Sections 7 and 11 of the Act and therefore, the independent accountant’s liability under Section 11 does not extend to the information included herein.

Note 02 - Derivative Instruments, Hedging and Risk Management Activities (Table)	9 Months Ended
Sep. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Contracts [Table Text Block]

Notional amount in
Commodity Contracts	thousands of bbl*
Maturity in 2011	As of September 30, 2011

Futures and Forward contracts	(10,994)
Option contracts	(7,578)

* A negative notional value represents a sale position.

Sale of Ethanol [Table Text Block]

	Notional amount in
	thousands of m3	Fair Value	Maturity

Forward Contract
Long position	715	US $26	2016

Foreign Currency Derivative Contracts [Table Text Block]

Foreign Currency	Notional Amount US $ million

Sell USD / Pay BRL	(112)

Cross Currency Swaps [Table Text Block]

Cross Currency Swaps Maturing in 2016%		Notional Amount (Million)

Average Pay Rate (USD)	5.69	US $298
Average Receive Rate (JPY)	2.15	JPY $35,000

Location and Amounts of Derivative Fair Value [Table Text Block]

	Derivatives
In millions of dollars	Asset		Liability
As of September 30,	2011		2011
	Balance Sheet	Fair	Balance Sheet	Fair
	Caption	Value	Caption	Value
Derivatives qualified as hedging
instruments under Codification
Topic 815
Foreign exchange contracts	Other current assets	130		-

Total		130		-

Derivatives not qualified as
hedging instruments under
Codification Topic 815
			Other payables and accruals
Foreign exchange contracts	Other current assets	17		(14)
			Other payables and accruals
Commodity contracts	Other current assets	93		(11)

Total		110		(25)

Total Derivatives		240		(25)

The effect of derivative instruments on the balance sheet for the year ended December 31, 2010 is presented as follows:

	Derivatives
In millions of dollars	Asset		Liability
As of December 31,	2010		2010
	Balance Sheet	Fair	Balance Sheet	Fair
	Caption	Value	Caption	Value
Derivatives qualified as hedging
instruments under Codification
Topic 815
Foreign exchange contracts	Other current assets	115		-
Total		115		-

Derivatives not qualified as hedging
instruments under Codification
Topic 815
			Other payable and accruals
Foreign exchange contracts	Other current assets	2		-
			Other payables and accruals
Commodity contracts	Other current assets	48		(42)

Total		50		(42)

Total Derivatives		165		(42)

The effect of derivative instruments for the nine-month period ended September 30, 2011, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	P&L caption of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	September 30, 2011		September 30, 2011	September 30, 2011

Foreign exchange contracts

	7	Financial Expenses	(19)	3

	7		(19)	3

The effect of derivative instruments for the nine-month period ended September 30, 2010, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	P&L caption of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	September 30, 2010		September 30, 2010	September 30, 2010

Foreign exchange contracts

	20	Financial Expenses	(35)	-

	20		(35)	-

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	P&L caption of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		September 30, 2011

Foreign exchange contracts	Financial income/(expenses) net	12
Commodity contracts	Financial income/(expenses) net	(52)

Total		(40)

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	P&L caption of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		September 30, 2010

Foreign exchange contracts	Financial income/(expenses) net	6
Commodity contracts	Financial income/(expenses) net	23

Total		29

Note 03 - Income Taxes (Table)	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Expense [Table Text Block]

	Nine-month periods ended September 30,
	2011	2010

Income before income taxes and noncontrolling interests
Brazil	22,088	17,434
International	(148)	1,229

	21,940	18,663

Tax expense at statutory rates - (34%)	(7,460)	(6,345)

Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(174)	(152)
Tax benefits on interests on shareholders’ equity	1,591	1,023
Foreign income subject to different tax rates	875	227
Tax incentive (1)	95	95
Other	(34)	122

Income taxes expenses per consolidated statement of income	(5,107)	(5,030)

(1) On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras’ right to deduct certain tax incentives from income tax payable, covering the tax years of 2006 until 2015. During the nine-month period ended September 30, 2011, Petrobras recognized a tax benefit in the amount of US $95 (US $95 on September 30, 2010) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

Domestic and international income taxes benefits (expenses) attributable to income from continuing operations [Table Text Block]

	Nine-month periods ended September 30,
	2011	2010

Income taxes expenses per consolidated statement of income:
Brazil
Current	(3,501)	(2,979)
Deferred	(1,794)	(1,865)

	(5,295)	(4,844)

International
Current	233	(179)
Deferred	(45)	(7)

	188	(186)

Income taxes expenses	(5,107)	(5,030)

Major components of the deferred income taxes accounts [Table Text Block]

	September 30, 2011	December 31, 2010

Current assets	413	540
Valuation allowance	-	(5)
Current liabilities	-	(1)

Net current deferred tax assets	413	534

Non-current assets
Employees’ postretirement benefits, net of Accumulated postretirement benefit reserves adjustments	1,255	1,458
Tax loss carryforwards	2,669	2,364
Other temporary differences, not significant individually	2,110	801
Valuation allowance	(1,952)	(1,803)

	4,082	2,820

Non-current liabilities
Capitalized exploration and development costs	(12,814)	(11,292)
Property, plant and equipment	(1,072)	(1,597)
Exchange variation	(1,404)	(1,390)
Other temporary differences, not significant individually	(1,419)	(928)

	(16,709)	(15,207)

Net non-current deferred tax liabilities	(12,627)	(12,387)

Non-current deferred tax assets	355	317

Non-current deferred tax liabilities	(12,982)	(12,704)

Net deferred tax liabilities	(12,214)	(11,853)

The Company

Note 04 - Cash and Cash Equivalents (Table)	9 Months Ended
Sep. 30, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents [Table Text Block]

	September 30, 2011	December 31, 2010

Cash	1,908	1,974
Investments - Brazilian Reais (1)	10,325	7,819
Investments - U.S. dollars (2)	5,391	7,840

	17,624	17,633

(1) Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits -DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.

Note 05 - Marketable Securities (Table)	9 Months Ended
Sep. 30, 2011
Investments Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]

	September 30, 2011	December 31, 2010

Marketable securities classification:
Available-for-sale	2,778	3,162
Trading	11,535	15,395
Held-to-maturity	157	154

	14,470	18,711

Less: Current portion of marketable securities	(11,546)	(15,612)

Long-term portion of marketable securities	2,924	3,099

Note 06 - Inventories (Table)	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventories [Table Text Block]

	September 30, 2011	December 31, 2010
Products
Oil products	5,563	3,799
Fuel alcohol	317	286
	5,880	4,085
Raw materials, crude oil mainly	6,694	5,690
Materials and supplies	1,825	2,044
Other	282	69
	14,681	11,888
Current inventories	14,636	11,834
Long-term inventories	45	54

Note 07 - Recoverable Taxes (Table)	9 Months Ended
Sep. 30, 2011
Recoverable Taxes
Recoverable Taxes [Table Text Block]

	September 30, 2011	December 31, 2010

Local:
Domestic value-added tax (ICMS) (1)	2,922	3,022
PASEP/COFINS (2)	6,989	6,885
Income tax and social contribution	1,220	1,265
Foreign value-added tax (IVA)	27	42
Other recoverable taxes	594	453

	11,752	11,667

Less: Long-term recoverable taxes	(5,067)	(6,407)

Current recoverable taxes	6,685	5,260

(1) Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2) Composed of credits arising from non-cumulative collection of welfare taxes denominated as PASEP and COFINS, which can be compensated with other federal taxes payable.

Note 10 - Financing (Table)	9 Months Ended
Sep. 30, 2011
Financings [Abstract]
Short-term debt [Table Text Block]

	Current		Non- current
	September 30,2011	December 31,2010	September 30, 2011	December 31, 2010
Foreign
Financial institutions	7,853	6,381	20,127	17,460
Bearer bonds - Notes	96	587	17,648	11,573
Trust Certificates - Senior/Junior	-	71	43	194
Other	-	2	106	307

	7,949	7,041	37,924	29,534

In Brazil
BNDES	739	1,269	19,511	19,384
Debentures	963	189	519	1,427
FINAME - Earmarked for construction of Bolívia -Brazil gas pipeline	52	42	302	233
Export credit notes	239	66	5,652	6,295
Bank credit certificate	30	32	1,945	2,164
Other	285	321	1,675	1,434

	2,308	1,919	29,604	30,937

	10,257	8,960	67,528	60,471

Interest on debt	679	869
Current portion of long-term debt	3,884	2,883
Current debt	5,694	5,208

Total debt	10,257	8,960

Composition of foreign currency denominated debt by currency [Table Text Block]

	September 30, 2011	December 31, 2010

Currency
United States dollars	36,083	27,583
Japanese Yen	1,657	1,651
Euro	134	131
Other	50	169

	37,924	29,534

Maturities of the principal of long-term debt [Table Text Block]

2012	1,374
2013	2,628
2014	4,281
2015	4,985
2016 and thereafter	54,260

67,528

Interest rates on long-term debt [Table Text Block]

	September 30, 2011	December 31, 2010
Foreign currency
6% or less	29,344	21,900
Over 6% to 8%	7,088	6,285
Over 8% to 10%	1,195	1,219
Over 10% to 12%	36	33
Over 12%	261	97

	37,924	29,534

Local currency
6% or less	4,054	2,426
Over 6% to 8%	16,217	17,932
Over 8% to 10%	1,093	592
Over 10% to 12%	522	9,759
Over 12%	7,718	228

	29,604	30,937

	67,528	60,471

Issuance of long-term debt, Foreign [Table Text Block]

Company	Date	US $	Maturity	Description

PifCo	Jan/2011	6,000	2016,2021 and 2041	Global Notes in the amounts of US $2,500, US $2,500 and US $1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.

Charter	Jan/2011	750	2018	Financing obtained from the Standard Shatered, LIBOR plus 1.5% p.a.

PNBV	Mar/2011	650	2015 and 2021

Financing obtained from the Bank of Tokyo-Mitsubish - LIBOR plus 1.25% p.a., in the amount of US $150, and financing from the Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and SACE S.P.A. - LIBOR plus 1.10% p.a., in the amount of US $500.

PNBV	Jun/2011	2,000	2018

Financing obtained from the Bank Santander S.A. Grand Cayman Branch - Libor plus 1.4760% p.a., in the amount of US $1,500, and financing from the Bank of Tokyo-Mitsubish - LIBOR plus 1.30% p.a., in the amount of US $500.

Company	Date	US $	Maturity	Description

PNBV	Ago/2011	643	2016 and 2023

Financing obtained from the Bank JP Morgan Chase Bank, N.A., Export-Import Bank of the United States - LIBOR plus 0.45% p.a., in the amount of US $300, and from the Bank Citybank Internacional PLC - LIBOR plus 0.85% a.a., in the amount of US $343.

		10,043

Issuance of long-term debt, In Brazil [Table Text Block]

Company	Date	US $	Maturity	Description
CITEPE and Petroquímica Suape	Apr/2011 to Ago/2011	473	2022 and 2023	Financing obtained from BNDES in the amounts of US $320 (CITEPE) and US $153 (Petroquímica Suape) - TJLP plus 1.36% p.a. to 4.5% p.a

Petrobras and REFAP	Jul/2011	652	2022 and 2023	Financing obtained from BNDES earmarked for construction of the Mexilhão platform in the amounts of US $545 - TJLP plus 2.76% p.a. and for implementation of a project in REFAP in the amount of US $107 - TJLP plus 3.26% p.a.

		1,125

Financing with official credit agencies, Foreign [Table Text Block]

		US $
Company	Agency	Contracted	Used	Balance	Description
Petrobras	China Development Bank	10,000	7,000	3,000	LIBOR +2.8% p.a.
PNBV	Citibank International PLC	686	343	343	LIBOR +0.85% p.a.

Financing with official credit agencies, In Brazil [Table Text Block]

		US $
Company	Agency	Contracted	Used	Balance	Description
Transpetro (*)	BNDES and Banco do Brasil	4,856	306	4,550	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. to national equipment and 3% p.a. to imported equipment.

REFAP	BNDES	598	107	491	Financing obtained from BNDES earmarked for implementation of projects in REFAP in the amount of US $107 - TJLP plus 3.26% p.a.

Petrobras	BNDES	552	545	7	Financing obtained from BNDES earmarked for construction of the Mexilhão platform in the amount of US $545 - TJLP plus 2.76% p.a

Petrobras	Banco do Brasil	270	235	35	Commercial Credit Certificate (FINAME) - 4.5% p.a.

Petrobras	Caixa Econômica Federal	162	-	162	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI.

(*) Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US $5,396, where 90% has been financed by BNDES and Banco do Brasil.

Note 11 - Financial Income (Expenses), Net (Table)	9 Months Ended
Sep. 30, 2011
Financial Income Expenses Net [Abstract]
Note 11 - Financial Income (Expenses), Net [Text Block]

11. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variations, allocated to income for the nine-month periods ended September 30, 2011 and 2010 are as follows:

	Nine-month periods ended September 30,
	2011	2010
Financial expenses
Loans and financing	(3,649)	(2,837)
Losses on derivative instruments (Note 2)	(147)	(123)
Repurchased securities losses	(15)	(20)
Other	(450)	(521)

	(4,261)	(3,501)
Capitalized interest	3,604	2,238

	(657)	(1,263)
Financial income
Investments	1,363	616
Marketable securities	1,297	282
Gains on derivative instruments (Note 2)	107	152
Clients	225	108
Other	258	321

	3,250	1,479

Monetary and exchange variations	(2,322)	311

	271	527

Note 12 - Capital Lease Obligations (Table)	9 Months Ended
Sep. 30, 2011
Leases Capital [Abstract]
Schedule by year of the future minimum lease payments [Table Text Block]

2011	44
2012	52
2013	17
2014	17
2015	16
2016 and thereafter	58
Estimated future lease payments	204

Less amount representing interest at 6.2% to 12.0% annual	(43)

Present value of minimum lease payments	161

Less current portion of capital lease obligations	(76)

Long-term portion of capital lease obligations	85

Note 13 - Employees' Postretirement Benefits and Other Benefits (Table)	9 Months Ended
Sep. 30, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Balances related to Employees' Postretirement Benefits [Table Text Block]

	As of
	September 30, 2011			December 31, 2010
	Pension Benefits	Health Care Benefits	Total	Pension Benefits	Health Care Benefits	Total
Current liabilities

Defined-benefit plan	355	337	692	369	374	743
Variable Contribution plan	34	-	34	39	-	39

Employees’ postretirement projected benefits obligation	389	337	726	408	374	782

Long-term liabilities
Defined-benefit plan	5,186	7,593	12,779	5,719	7,889	13,608
Variable Contribution plan	256	-	256	132	-	132
Employees’ postretirement projected benefits obligation	5,442	7,593	13,035	5,851	7,889	13,740

	5,831	7,930	13,761	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	2,877	550	3,427	3,322	609	3,931
Variable Contribution plan	279	-	279	189	-	189
Tax effect	(1,073)	(187)	(1,260)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,083	363	2,446	2,317	402	2,719

Net periodic benefit cost [Table Text Block]

	As of September 30,
	2011			2010
	Pension Plans			Pension Plans

	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	158	133	99	188	67	88
Interest cost on projected benefit obligation	2,505	34	627	2,319	26	588
Expected return on plan assets	(2,238)	(15)	-	(1,974)	(13)	-
Amortization of net actuarial loss	43	8	21	47	7	1
	468	160	747	580	87	677

Employees’ contributions	(161)	(10)	-	(174)	(20)	-

Net periodic benefit cost	307	150	747	406	67	677

Note 14 - Shareholders' Equity, Basic and diluted earnings per share (Table)	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Dividends and interest on shareholders' equity [Table Text Block]

Portion	Date of board of directors approval	Shareholders’ positions	Payment date	US $ million
1st Portion of Interest on shareholders’ equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion of Interest on shareholders’ equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion of Interest on shareholders’ equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion of Interest on shareholders’ equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion of Interest on shareholders’ equity	02.25.2011	03.21.2011	03.31.2011	1,308

Dividends	02.25.2011	04.28.2011	06.27.2011	923

				6,780

Portion	Date of board of directors approval	Shareholders’ positions	Payment date	US $ million
1st Portion of Interest on shareholders’ equity	04.29.2011	05.11.2011	05.31.2011	1,602

2nd Portion of Interest on shareholders’ equity	07.22.2011	08.02.2011	08.31.2011	1,671
			Up to
3rd Portion of Interest on shareholders’ equity	10.28.2011	11.11.2011	12.31.2011	1,407

				4,680

Basic and diluted earnings per share [Table Text Block]

	Nine-month periods ended September 30,
	2011	2010

Net income for the period attributable to Petrobras	17,031	13,288
Less priority preferred share dividends	(2,282)	(2,221)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,031)	(3,044)

Remaining net income to be equally allocated to common and preferred shares	11,718	8,023

Weighted average number of shares outstanding:
Common	7,442,454,142	5,090,152,531
Preferred	5,602,042,788	3,713,832,071

Basic and diluted earnings per:
Common and preferred share	1.31	1.51
Common and preferred ADS	2.62	3.02

Note 15 - Commitments and Contingencies (Table)	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims [Table Text Block]

	September 30,	December 31,
	2011	2010

Labor claims	164	119
Tax claims	332	361
Civil claims	152	214
Commercials claims and other contingencies	25	66

Total long-term contingencies	673	760

Note 16 - Fair value Measurement (Table)	9 Months Ended
Sep. 30, 2011
Financial Instruments [Abstract]
Financial assets and liabilities accounted for at fair value on a recurring basis [Table Text Block]

	Fair Value

	Level 1	Level 2	Level 3	Total

Assets
Marketable securities	14,313	-	-	14,313
Foreign exchange derivatives (Note 2)	17	130	-	147
Commodity derivatives (Note 2)	64	3	26	93

Total assets as of September 30, 2011	14,394	133	26	14,553
Total assets as of December 31, 2010	18,572	118	32	18,722

Liabilities
Commodity derivatives (Note 2)	(6)	(5)	-	(11)
Foreign currency derivatives	-	(15)	-	(15)

Total liabilities as of September 30, 2011	(6)	(20)	-	(26)
Total liabilities as of December 31, 2010	(40)	(2)	-	(42)

Note 17 - Segment Information (Table)	9 Months Ended
Sep. 30, 2011
Segment Reporting Disclosure [Abstract]
Company's assets by segment [Table Text Block]

	As of September 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total
Current assets	5,310	20,024	2,422	138	3,532	4,231	35,443	(6,301)	64,799
Cash and cash equivalents	-	-	-	-	-	-	17,624	-	17,624
Other current assets	5,310	20,024	2,422	138	3,532	4,231	17,819	(6,301)	47,175
Investments in non-consolidated companies and other investments
	3	2,567	652	777	924	220	123	-	5,266
Property, plant and equipment, net	129,563	51,298	22,912	301	9,973	2,648	3,611	-	220,306
Non-current assets	3,833	3,434	1,564	5	2,398	653	7,059	(361)	18,585
Total assets	138,709	77,323	27,550	1,221	16,827	7,752	46,236	(6,662)	308,956

(1) As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	As of September 30, 2011
	International
	Exploration	Refining,
	and	Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Current assets	1,227	1,988	267	438	64	(452)	3,532
Investments in non-consolidated companies and other investments
	627	34	172	6	(30)	115	924
Property, plant and equipment, net	8,799	881	244	431	191	(573)	9,973
Non-current assets	2,630	325	61	72	1,418	(2,108)	2,398
Total assets	13,283	3,228	744	947	1,643	(3,018)	16,827

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate Disclosure)	Distribution	Corporate(1)	Eliminations	Total
Current assets	3,473	16,305	2,904	121	3,279	4,196	38,895	(5,310)	63,863
Cash and cash equivalents	-	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	121	3,279	4,196	21,262	(5,310)	46,230
Investments in non-consolidated companies and other investments	296	3,056	813	688	1,078	257	124	-	6,312
Property, plant and equipment, net	129,913	46,844	24,725	356	9,519	2,730	4,480	-	218,567
Non-current assets	3,511	3,282	1,465	10	2,294	346	9,033	-	19,941
Total assets	137,193	69,487	29,907	1,175	16,170	7,529	52,532	(5,310)	308,683

(1) As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	As of December 31, 2010
	International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total
Current assets	1,132	1,778	250	443	68	(392)	3,279
Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078
Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519
Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294
Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

Revenues and net income by segment [Table Text Block]

	Nine-month period ended September 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total
Net operating revenues derived from third parties	387	60,652	6,408	29	9,666	32,653	-	-	109,795
Inter-segment net operating revenues	54,755	28,827	985	198	2,825	585	-	(88,175)	-
Net operating revenues	55,142	89,479	7,393	227	12,491	33,238	-	(88,175)	109,795
Cost of sales	(19,883)	(91,171)	(3,567)	(244)	(9,243)	(30,561)	-	87,105	(67,564)
Depreciation, depletion and amortization	(4,842)	(814)	(623)	(22)	(627)	(172)	(222)	-	(7,322)
Exploration, including exploratory dry holes	(1,598)	-	-	-	(254)	-	-	-	(1,852)
Impairment	-	-	-	-	(2)	-	-	-	(2)
Selling, general and administrative expenses	(346)	(2,365)	(616)	(48)	(664)	(1,685)	(1,879)	90	(7,513)
Research and development expenses	(565)	(166)	(58)	(9)	-	(4)	(230)	-	(1,032)
Other operating expenses	(268)	(305)	(185)	(27)	(523)	41	(1,417)	48	(2,636)
Costs and expenses	(27,502)	(94,821)	(5,049)	(350)	(11,313)	(32,381)	(3,748)	87,243	(87,921)
Operating income (loss)	27,640	(5,342)	2,344	(123)	1,178	857	(3,748)	(932)	21,874
Equity in results of non-consolidated companies	(2)	(31)	154	4	(42)	4	24	-	111
Financial income (expenses), net	-	-	-	-	-	-	271	-	271
Other taxes	(33)	(36)	(54)	-	(71)	(21)	(101)	-	(316)
Income (loss) before income taxes	27,605	(5,409)	2,444	(119)	1,065	840	(3,554)	(932)	21,940
Income tax benefits (expense)	(9,386)	1,828	(778)	43	(171)	(284)	3,325	316	(5,107)
Net income (loss) for the period	18,219	(3,581)	1,666	(76)	894	556	(229)	(616)	16,833
Less: Net income (loss) attributable to the noncontrolling interests	8	7	(6)	-	(7)	-	196	-	198
Net income (loss) attributable to Petrobras	18,227	(3,574)	1,660	(76)	887	556	(33)	(616)	17,031

(1) As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	Nine-month period ended September 30, 2011
	International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total
Net operating revenues derived from third parties	733	4,831	392	3,702	-	8	9,666
Inter-segment net operating revenues	2,786	1,643	35	25	-	(1,664)	2,825
Net operating revenues	3,519	6,474	427	3,727	-	(1,656)	12,491
Cost of sales	(972)	(6,133)	(341)	(3,457)	-	1,660	(9,243)
Depreciation, depletion and amortization	(537)	(43)	(12)	(20)	(15)	-	(627)
Exploration, including exploratory dry holes	(254)	-	-	-	-	-	(254)
Impairment	(2)	-	-	-	-	-	(2)
Selling, general and administrative expenses	(130)	(101)	(8)	(209)	(219)	3	(664)
Research and development expenses	-	-	-	-	-	-	-
Other operating expenses	(202)	(285)	7	15	(58)	-	(523)
Costs and expenses	(2,097)	(6,562)	(354)	(3,671)	(292)	1,663	(11,313)
Operating income (loss)	1,422	(88)	73	56	(292)	7	1,178
Equity in results of non-consolidated companies	(44)	5	3	2	(8)	-	(42)
Other taxes	(38)	(3)	(1)	(5)	(24)	-	(71)
Income (loss) before income taxes	1,340	(86)	75	53	(324)	7	1,065
Income tax benefits (expense)	(156)	(1)	(63)	(7)	56	-	(171)
Net income (loss) for the period	1,184	(87)	12	46	(268)	7	894
Less: Net income (loss) attributable to the noncontrolling interests	-	-	-	-	(7)	-	(7)
Net income (loss) attributable to Petrobras	1,184	(87)	12	46	(275)	7	887

	Nine-month period ended September 30, 2010

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	217	48,358	5,242	14	7,725	26,508	-	-	88,064
Inter-segment net operating revenues	39,293	23,815	639	205	2,022	539	-	(66,513)	-

Net operating revenues	39,510	72,173	5,881	219	9,747	27,047	-	(66,513)	88,064

Cost of sales	(14,981)	(66,623)	(3,963)	(200)	(6,965)	(24,708)	-	66,255	(51,185)

Depreciation, depletion and amortization	(4,093)	(758)	(351)	(17)	(645)	(158)	(187)	1	(6,208)
Exploration, including exploratory dry holes	(1,026)	-	-	-	(316)	-	-	-	(1,342)
Impairment	-	-	(44)	-	(50)	-	-	-	(94)
Selling, general and administrative expenses	(302)	(2,152)	(591)	(27)	(630)	(1,313)	(1,591)	104	(6,502)
Research and development expenses	(357)	(126)	(82)	-	(3)	(3)	(165)	-	(736)
Other operating expenses	(841)	(846)	(172)	(21)	(196)	(41)	(1,614)	(16)	(3,747)

Costs and expenses	(21,600)	(70,505)	(5,203)	(265)	(8,805)	(26,223)	(3,557)	66,344	(69,814)

Operating income (loss)	17,910	1,668	678	(46)	942	824	(3,557)	(169)	18,250

Equity in results of non-consolidated companies	91	1	115	(5)	17	-	1	-	220
Financial income (expenses), net	-	-	-	-	-	-	527	-	527
Other taxes	(109)	(37)	(15)	(1)	(65)	(13)	(94)	-	(334)

Income (loss) before income taxes	17,892	1,632	778	(52)	894	811	(3,123)	(169)	18,663

Income tax benefits (expense)	(6,052)	(555)	(226)	16	(142)	(277)	2,149	57	(5,030)

Net income for the period	11,840	1,077	552	(36)	752	534	(974)	(112)	13,633

Less: Net income attributable to the noncontrolling interests	103	(37)	8	-	(57)	-	(362)	-	(345)

Net income (loss) attributable for Petrobras	11,943	1,040	560	(36)	695	534	(1,336)	(112)	13,288

(1) As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	Nine-month period ended September 30, 2010
	International
	Exploration	Refining
	and	Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total
Net operating revenues derived from third parties	510	3,838	372	2,985	-	20	7,725
Inter-segment net operating revenues	2,178	1,580	30	26	-	(1,792)	2,022
Net operating revenues	2,688	5,418	402	3,011	-	(1,772)	9,747
Cost of sales	(634)	(5,016)	(307)	(2,774)	-	1,766	(6,965)
Depreciation, depletion and amortization	(531)	(60)	(14)	(21)	(19)	-	(645)
Exploration, including exploratory dry holes	(316)	-	-	-	-	-	(316)
Impairment	-	(50)	-	-	-	-	(50)
Selling, general and administrative expenses	(130)	(101)	(6)	(188)	(207)	2	(630)
Research and development expenses	-	(2)	-	-	(1)	-	(3)
Other operating expenses	(19)	(200)	7	7	10	(1)	(196)
Costs and expenses	(1,630)	(5,429)	(320)	(2,976)	(217)	1,767	(8,805)
Operating income (loss)	1,058	(11)	82	35	(217)	(5)	942
Equity in results of non-consolidated companies	26	10	-	4	(23)	-	17
Other taxes	(34)	(2)	(1)	(2)	(26)	-	(65)
Income (loss) before income taxes	1,050	(3)	81	37	(266)	(5)	894
Income tax benefits (expense)	(181)	(3)	(2)	(4)	48	-	(142)
Net income for the period	869	(6)	79	33	(218)	(5)	752
Less: Net income attributable to the noncontrolling interests	-	-	(1)	-	(56)	-	(57)
Net income (loss) attributable for Petrobras	869	(6)	78	33	(274)	(5)	695

Capital expenditures incurred by segment [Table Text Block]

	Nine-month periods
	ended September 30,
	2011	2010

Exploration and Production	14,859	17,610
Refining, Transportation & Marketing	12,562	10,147
Gas & Power	1,668	3,084
International
Exploration and Production	1,404	1,473
Refining, Transportation & Marketing	145	56
Distribution	22	26
Gas & Power	30	7
Others	8	5
Distribution	431	256
Biofuels	185	37
Corporate	471	693

	31,785	33,394

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Commodity price risk management, Commodity Contracts Maturity in 2011 (Detail)	9 Months Ended
Sep. 30, 2011 bbl
Futures and Forwards Contracts
Commodity Derivative Contracts
Notional amount in thousand of bbl	(10,994)
Options Contracts
Commodity Derivative Contracts
Notional amount in thousand of bbl	(7,578)

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Embedded Derivatives, Sale of ethanol (Detail) (Foward Contract, USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2011 m3
Foward Contract
Long position
Notional amount in thousand m³	715
Fair Value	$ 26
Maturity	2016

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Foreign currency risk management (Detail) (Sell USD / Pay BRL, USD $) In Millions	Sep. 30, 2011
Sell USD / Pay BRL
Foreign Currency Derivative Contracts
Notional Amount US $ million	$ (112)

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Foreing currency risk management, Cash flow hedge (Detail) In Millions, unless otherwise specified	Sep. 30, 2011 Average Pay Rate (USD) USD ( $)	Sep. 30, 2011 Average Receive Rate (JPY) JPY ( ¥)
Cross Currency Swaps Maturing in 2016 fixed to fixed
%	5.69%	2.15%
Notional amount	$ 298	¥ 35,000

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Asset Derivatives - Fair Value
Hedging derivatives	$ 130	$ 115
Non-Hedging derivatives	110	50
Total	240	165
Liability Derivatives - Fair Value
Hedging derivatives	0	0
Non-Hedging derivatives	(25)	(42)
Total	(25)	(42)
Foreign exchange contracts
Asset Derivatives - Fair Value
Balance Sheet location	Other current assets	Other current assets
Hedging derivatives	130	115
Balance Sheet location	Other current assets	Other current assets
Non-Hedging derivatives	17	2
Liability Derivatives - Fair Value
Hedging derivatives	0	0
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Non-Hedging derivatives	(14)	0
Commodity contracts
Asset Derivatives - Fair Value
Balance Sheet location	Other current assets	Other current assets
Non-Hedging derivatives	93	48
Liability Derivatives - Fair Value
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Non-Hedging derivatives	$ (11)	$ (42)

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Derivatives designated as hedging instruments under Codification Topic 815
Foreign Exchange Contracts
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 7	$ 20
Financial expenses
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(19)	(35)
Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)	3	0
Derivatives designated as hedging instruments under Codification Topic 815 | Foreign exchange contracts
Foreign Exchange Contracts
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	7	20
Financial expenses
Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Financial Expenses	Financial Expenses
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(19)	(35)
Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)	3	0
Derivatives not designated as Hedging Instruments under Codification Topic 815
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	(40)	29
Derivatives not designated as Hedging Instruments under Codification Topic 815 | Foreign exchange contracts
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	12	6
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/(expenses) net	Financial income/(expenses) net
Derivatives not designated as Hedging Instruments under Codification Topic 815 | Commodity contracts
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (52)	$ 23
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/(expenses) net	Financial income/(expenses) net

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Additional Information (Detail) (Derivatives for oil and oil products, USD $) In Millions, unless otherwise specified	Sep. 30, 2011 m3
Derivatives for oil and oil products
Derivatives Instruments, Hedging and Risk Management Activities
Sales contract of ethanol in m3 per year (between Pfico and Toyota Tsusho Corporation) for ten years, subject to renegotiation of price and termination after the first five years	143,000
The volume of hedge executed for the exports by BR Distribuidora of the total exported	59.50%
Result of the settlements of the operations that matured in the period	$ 7

Note 03 - Income Taxes, Tax reconciliation (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income before income tax and minority interest:
Brazil	$ 22,088	$ 17,434
International	(148)	1,229
Income before income taxes	21,940	18,663
Tax Expense at statutory rate - (34%)	(7,460)	(6,345)
Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(174)	(152)
Tax benefit on interest on shareholders' equity	1,591	1,023
Foreign income subject to different tax rates	875	227
Tax incentive	95	95
Other	(34)	122
Total income tax expense	$ (5,107)	$ (5,030)

Note 03 - Income Taxes, Domestic and international income tax benefit (expense) breakdown (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Brazil:
Current	$ (3,501)	$ (2,979)
Deferred	(1,794)	(1,865)
Total	(5,295)	(4,844)
International:
Current	233	(179)
Deferred	(45)	(7)
Total	188	(186)
Total income tax expense	$ (5,107)	$ (5,030)

Note 03 - Income Taxes, Major components of the deferred income tax accounts in the consolidated balance sheet (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Deferred income tax accounts
Current assets	$ 413	$ 540
Valuation allowance	0	(5)
Current liabilities	0	(1)
Net current deferred tax assets	413	534
Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,255	1,458
Tax loss carryforwards	2,669	2,364
Other temporary differences, not significant individually	2,110	801
Valuation allowance	(1,952)	(1,803)
Total	4,082	2,820
Non-current liabilities
Capitalized exploration and development costs	(12,814)	(11,292)
Property, plant and equipment	(1,072)	(1,597)
Exchange variation	(1,404)	(1,390)
Other temporary differences, not significant individually	(1,419)	(928)
Total	(16,709)	(15,207)
Net non-current deferred tax liabilities	(12,627)	(12,387)
Non-current deferred tax assets	355	317
Non-current deferred tax liabilities	(12,982)	(12,704)
Net deferred tax liabilities	$ (12,214)	$ (11,853)

Note 03 - Income Taxes, Parenthetical (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Abstract]
Tax Expense statutory rate	34.00%	34.00%

Note 03 - Income Taxes, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Income Taxes, Additiional information
Income tax rate	25.00%		25.00%
Social Contributon rate	9.00%		9.00%
Tax Expense statutory rate	34.00%		34.00%
Tax incentive within the region covered by the Northeast Development Agency (ADENE)	$ 95	$ 95
Percentage of reduction in income tax payable calculated on the profits of the exploration of incentive activities	75.00%

Note 04 - Cash and Cash Equivalents (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Abstract]
Cash	$ 1,908	$ 1,974	$ 1,536	$ 1,478
Investments - Brazilian reais	10,325	7,819	14,882	10,780
Investments - U.S. dollars	5,391	7,840	11,033	3,911
Total	$ 17,624	$ 17,633	$ 27,451	$ 16,169

Note 05 - Marketable Securities (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Marketable securities classification:
Available-for-sale	$ 2,778	$ 3,162
Trading	11,535	15,395
Held-to-maturity	157	154
Total	14,470	18,711
Less: Current portion of marketable securities	(11,546)	(15,612)
Long-term portion of marketable securities	$ 2,924	$ 3,099

Note 05 - Marketable Securities, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Marketable Securities, Additional Information
B Series National Treasury Notes	$ 2,749
Interest Coupons (p.a.)	6.00%

Note 06 - Inventories (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Inventory Products [Abstract]
Oil products	$ 5,563	$ 3,799
Fuel alcohol	317	286
Total	5,880	4,085
Raw materials, mainly crude oil	6,694	5,690
Materials and supplies	1,825	2,044
Other	282	69
Inventory, total	14,681	11,888
Current inventories	14,636	11,834
Long-term inventories	$ 45	$ 54

Note 06 - Inventories, Additional Information (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Inventories, Additional Information
Recognized loss due to the decline in market prices of oil products, classified as other operating expense	$ 397	$ 294

Note 07 - Recoverable Taxes (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Local:
Domestic value-added tax (ICMS)	$ 2,922	$ 3,022
PASEP/COFINS	6,989	6,885
Income tax and social contribution	1,220	1,265
Foreign value-added tax (IVA)	27	42
Other recoverable taxes	594	453
Total	11,752	11,667
Less: Long-term recoverable taxes	(5,067)	(6,407)
Current recoverable taxes	$ 6,685	$ 5,260

Note 08 - Property, Plant and Equipment, Net, Additional Information (Detail)	Sep. 03, 2010
Accounting treatment of Assigment Agreement
Period equivalent of maximum production of right to conduct research, exploration and production of fluid hydrocarbons in specified pre-salt areas	40 years

Note 09 - Petroleum and Alcohol Account - Receivable from Federal Government (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Petroleum and alcohol account - receivable from Federal Government (Note 9)	$ 448	$ 493

Note 10 - Financing (Detail) (USD $) In Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt Current [Abstract]
Interest on debt	$ 679	$ 869
Current portion of long term debt	3,884	2,883
Current debt	5,694	5,208
Total debt	10,257	8,960
Foreign - Financial Institutions
Current	7,853	6,381
Non-current	20,127	17,460
Foreign - Bearer bonds - Notes
Current	96	587
Non-current	17,648	11,573
Foreign - Trust Certificates - Senior/Junior
Current	0	71
Non-current	43	194
Foreign - Other
Current	0	2
Non-current	106	307
Total Foreign [Member]
Current	7,949	7,041
Non-current	37,924	29,534
In Brazil - BNDES
Current	739	1,269
Non-current	19,511	19,384
In Brazil - Debentures
Current	963	189
Non-current	519	1,427
In Brazil - FINAME - Earmarked for construction of Bolivia - Brazil gas pipeline
Current	52	42
Non-current	302	233
In Brazil - Export credit notes
Current	239	66
Non-current	5,652	6,295
In Brazil - Bank credit certificate
Current	30	32
Non-current	1,945	2,164
In Brazil - Other
Current	285	321
Non-current	1,675	1,434
Total in Brazil
Current	2,308	1,919
Non-current	29,604	30,937
Total borrowings
Current	10,257	8,960
Non-current	$ 67,528	$ 60,471

Note 10 - a) Financing, Long-term debt, Composition of foreign currency denominated debt by currency (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Currencies:
United States dollars	$ 36,083	$ 27,583
Japanese Yen	1,657	1,651
Euro	134	131
Other	50	169
Total	$ 37,924	$ 29,534

Note 10 - a) Financing, Long-term debt, Maturities of the principal of long-term debt (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Maturities of the principal of long-term debt
2012	$ 1,374	$ 4,137
2013	2,628	2,503
2014	4,281	3,517
2015	4,985	5,311
2016 and thereafter	54,260	45,003
Long-term debt	$ 67,528	$ 60,471

Note 10 - a) Financing, Long-term debt, Annual interest rates on long-term debt (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Foreign currency:
6% or less	$ 29,344	$ 21,900
Over 6% to 8%	7,088	6,285
Over 8% to 10%	1,195	1,219
Over 10% to 12%	36	33
Over 12%	261	97
Foreign Currency, Total	37,924	29,534
Local Currency:
6% or less	4,054	2,426
Over 6% to 8%	16,217	17,932
Over 8% to 10%	1,093	592
Over 10% to 12%	522	9,759
Over 12%	7,718	228
Local Currency, Total	29,604	30,937
Total	$ 67,528	$ 60,471

Note 10 - a.1) Financing, Long-term debt, foreign (Detail) (USD $) In Millions	9 Months Ended
Sep. 30, 2011
Issuance of Debt 1
Company	PifCo
Date	Jan/2011
US $	$ 6,000
Maturity	2016,2021 and 2041
Description	Global Notes in the amounts of US $2,500, US $ 2,500 and US $1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.
Issuance of Debt 2
Company	Charter
Date	Jan/2011
US $	750
Maturity	2018
Description	Financing obtained from the Standard Shatered, Libor plus 1.5% p.a.
Issuance of Debt 3
Company	PNBV
Date	Mar/2011
US $	650
Maturity	2015 and 2021
Description	Financing obtained from the Bank of Tokyo-Mitsubish - Libor plus 1.25% p.a. and financing from the Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and SACE S.P.A. - Libor plus 1.10% p.a., in the amounts of US $150 and US $500, respectively.
Issuance of Debt 4
Company	PNBV
Date	Jun/2011
US $	2,000
Maturity	2018
Description	Financing obtained from the Bank Santander S.A. Grand Cayman Branch - Libor plus 1.4760% p.a. and financing from the Bank of Tokyo-Mitsubish - Libor plus 1.30% p.a. in the amounts of US $1,500 and US $500 respectively.
Issuance of Debt 5
Company	PNBV
Date	Ago/2011
US $	643
Maturity	2016 and 2023
Description	Financing obtained from the Bank JP Morgan Chase Bank, N.A., Export-Import Bank of the United States - LIBOR plus 0.45% p.a., in the amount of US $300, and from the Bank Citybank Internacional PLC - LIBOR plus 0.85% a.a., in the amount of US $343.
Total amount of issuance of debt
US $	$ 10,043

Note 10 - a.1) Financing, Long-term debt, foreign (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Issuance of Debt 1
US $	$ 6,000
Issuance of debt portion
US $	2,500
Interest Rate	3.88%
Issuance of debt portion
US $	2,500
Interest Rate	5.38%
Issuance of debt portion
US $	1,000
Interest Rate	6.75%
Issuance of Debt 2
US $	750
Issuance of debt portion
Addition to interest rate	1.50%
Issuance of Debt 3
US $	650
Issuance of debt portion
US $	150
Addition to interest rate	1.25%
Issuance of debt portion
US $	500
Addition to interest rate	1.10%
Issuance of Debt 4
US $	2,000
Issuance of debt portion
US $	1,500
Addition to interest rate	1.48%
Issuance of debt portion
US $	500
Addition to interest rate	1.30%
Issuance of Debt 5
US $	643
Issuance of debt portion
US $	300
Addition to interest rate	0.45%
Issuance of debt portion
US $	343
Addition to interest rate	0.85%
Total amount of issuance of debt
US $	$ 10,043

Note 10 - a.2) Financing, Long-term debt, in Brazil (Detail) (USD $) In Millions	9 Months Ended
Sep. 30, 2011
Amount	$ 1,125
Issuance of Debt 1 [Member]
Company	CITEPE and Petroquímica Suape
Date	Apr/2011 and Jun/2011
Amount	473
Maturity	2022 and 2023
Description	Financing obtained from BNDES in the amounts of US $320 (CITEPE) and US $ 153 (Petroquímica Suape) - TJLP plus 1.36% p.a. and 4.5% p.a., respectively.
Issuance of Debt 2 [Member]
Company	Petrobras and REFAP
Date	Jul/2011
Amount	$ 652
Maturity	2022 and 2023
Description	Financing obtained from BNDES earmarked for construction of the Mexilhão platform in the amounts of US $545 - TJLP plus 2.76% p.a. and for implementation of a project in REFAP in the amount of US $107 - TJLP plus 3.26% p.a.

Note 10 - a.2) Financing, Long-term debt, in Brazil (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Amount	$ 1,125
Issuance of Debt 1
Amount	473
Issuance of debt portion
Amount	320
Addition to interest rate	1.36%
Issuance of debt portion
Amount	153
Addition to interest rate	4.50%
Issuance of Debt 2
Amount	652
Issuance of debt portion
Amount	545
Addition to interest rate	2.76%
Issuance of debt portion
Amount	$ 107
Addition to interest rate	3.26%

Note 10 - b.1) Outstanding lines of credit with official credit agencies, foreign (Detail) (USD $) In Millions	9 Months Ended
Sep. 30, 2011
Financing 1
Company	Petrobras
Agency	China Development Bank
Contracted	$ 10,000
Used	7,000
Balance	3,000
Description	Libor +2.8% p.a.
Financing 2
Company	PNBV
Agency	Citibank International PLC
Contracted	686
Used	343
Balance	$ 343
Description	LIBOR +0.85% p.a.

Note 10 - b.1) Outstanding lines of credit with official credit agencies, foreign (Parenthetical) (Detail) (Issuance of debt portion)	Sep. 30, 2011
Issuance of debt portion
Addition to interest rate	2.80%
Issuance of debt portion
Addition to interest rate	0.85%

Note 10 - b.2) Financing, outstading lines of credit with official credit agencies in Brazil (Detail) (USD $) In Millions	Sep. 30, 2011
Financing 1
Company	Transpetro (*)
Agency	BNDES and Banco do Brasil
Contracted	$ 4,856
Used	306
Balance	4,550
Description	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. to national equipment and 3% p.a. to imported equipment.
Financing 2
Company	REFAP
Agency	BNDES
Contracted	598
Used	107
Balance	491
Description	Financing obtained from BNDES earmarked for implementation of projects in REFAP in the amount of US $107 - TJLP plus 3.26% p.a.
Financing 3
Company	Petrobras
Agency	BNDES
Contracted	552
Used	545
Balance	7
Description	Financing obtained from BNDES earmarked for construction of the Mexilhão platform in the amount of US $545 - TJLP plus 2.76% p.a..
Financing 4
Company	Petrobras
Agency	Banco do Brasil
Contracted	270
Used	235
Balance	35
Description	Commercial Credit Certificate
Financing 5
Company	Petrobras
Agency	Caixa Econômica Federal
Contracted	162
Used	0
Balance	$ 162
Description	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI.

Note 10 - b.2) Financing, outstading lines of credit with official credit agencies in Brazil (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011
Financing 1
Used	$ 306
National equipment
Addition to interest rate	2.50%
Imported equipment
Addition to interest rate	3.00%
Financing 2
Used	107
Issuance of debt portion
Addition to interest rate	26.00%
Financing 3
Used	545
Issuance of debt portion
Addition to interest rate	2.76%
Financing 4
Used	235
Issuance of debt portion
Interest Rate	4.50%
Financing 5
Used	$ 0
Issuance of debt portion
Interest Rate	110.00%

Note 10 - Financing, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Financing [Abstract]
Weighted average annual interest rates on outstanding short-term borrowings	2.19%	2.31%
Purchase and sale of ships	41
Purchase and sale of convoys	20
Shipyards of agreements for conditioned purchase and sale	6
Agreement for conditioned purchase and sale	$ 5,396
Percentage of financing by BNDES	90.00%

Note 11 - Financial Income (Expenses), Net (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Financial expenses
Loans and financings	$ (3,649)	$ (2,837)
Losses on derivative instruments (Note 2)	(147)	(123)
Repurchased securities losses	(15)	(20)
Other	(450)	(521)
Financial Expenses, before Capitalized Interest	(4,261)	(3,501)
Capitalized interest	3,604	2,238
Financial expenses	(657)	(1,263)
Financial income
Investments	1,363	616
Marketable Securities	1,297	282
Gains on derivative instruments (Note 2)	107	152
Clients	225	108
Other	258	321
Financial income	3,250	1,479
Monetary and exchange variation	(2,322)	311
Financial Income (Expenses), Net	$ 271	$ 527

Note 12 - Capital Lease Obligations (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Capital Lease Obligation
2011	$ 44	$ 107
2012	52	42
2013	17	18
2014	17	18
2015	16	18
2016 and thereafter	58	67
Estimated future lease payments	204	270
Less amount representing interest at 6.2% to 12.0% annual	(43)	(48)
Present value of minimum lease payments	161	222
Less current portion of capital lease obligations	(76)	(105)
Long-term portion of capital lease obligations	$ 85	$ 117

Note 12 - Capital Lease Obligations, Additional Information (Detail) (USD $) In Millions	Sep. 30, 2011
Capital Lease Obligations
Assets under capital leases, net book value	$ 1,980

Note 13 - Employees' Postretirement Benefits and Other Benefits, Employees' postretirement benefits balances (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Current liabilities
Defined-benefit plan	$ 692	$ 743
Variable Contribution plan	34	39
Employees' postretirement projected benefits obligation	726	782
Long-term liabilities
Defined-benefit plan	12,779	13,608
Variable Contribution plan	256	132
Employees' postretirement projected benefits obligation	13,035	13,740
Total Employees' postretirement projected benefits obligation	13,761	14,522
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,427	3,931
Variable Contribution plan	279	189
Tax effect	(1,260)	(1,401)
Net balance recorded in shareholders' equity	2,446	2,719
Pension Benefits
Current liabilities
Defined-benefit plan	355	369
Variable Contribution plan	34	39
Employees' postretirement projected benefits obligation	389	408
Long-term liabilities
Defined-benefit plan	5,186	5,719
Variable Contribution plan	256	132
Employees' postretirement projected benefits obligation	5,442	5,851
Total Employees' postretirement projected benefits obligation	5,831	6,259
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	2,877	3,322
Variable Contribution plan	279	189
Tax effect	(1,073)	(1,194)
Net balance recorded in shareholders' equity	(2,083)	2,317
Health Care Benefit
Current liabilities
Defined-benefit plan	337	374
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	337	374
Long-term liabilities
Defined-benefit plan	7,593	7,889
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	7,593	7,889
Total Employees' postretirement projected benefits obligation	7,930	8,263
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	550	609
Variable Contribution plan	0	0
Tax effect	(187)	(207)
Net balance recorded in shareholders' equity	$ (363)	$ 402

Note 13 - Employees' Postretirement Benefits and Other Benefits, Net periodic benefit cost (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Defined- Benefits
Net periodic benefit cost includes:
Service cost-benefits earned during the period	$ 158	$ 188
Interest cost on projected benefit obligation	2,505	2,319
Expected return on plan assets	(2,238)	(1,974)
Amortization of net actuarial loss	43	47
Periodic benefit cost before employees contributions	468	580
Employees' contributions	(161)	(174)
Net periodic benefit cost	307	406
Variable Contribution
Net periodic benefit cost includes:
Service cost-benefits earned during the period	133	67
Interest cost on projected benefit obligation	34	26
Expected return on plan assets	(15)	(13)
Amortization of net actuarial loss	8	7
Periodic benefit cost before employees contributions	160	87
Employees' contributions	(10)	(20)
Net periodic benefit cost	150	67
Health Care Benefit
Net periodic benefit cost includes:
Service cost-benefits earned during the period	99	88
Interest cost on projected benefit obligation	627	588
Expected return on plan assets	0	0
Amortization of net actuarial loss	21	1
Periodic benefit cost before employees contributions	747	677
Employees' contributions	0	0
Net periodic benefit cost	$ 747	$ 677

Note 13 - Employees' Postretirement Benefits and Other Benefits, Additional Information (Detail) (USD $) In Millions	9 Months Ended
Sep. 30, 2011
Employees' Postretirement Benefits and Other Benefits, Additional Information
Contributions made by the Company in the six-month period to the defined contribution portion of the variable contribution plan	$ 200
Balances of the Financial Commitment Agreements	2,748
Financial Commitment Agreements, interest due in 2011	$ 67

Note 14 - Shareholders' Equity, Dividends and interest on shareholders' equity (Detail) (USD $) In Millions	Dec. 31, 2011	Dec. 31, 2010
Dividends and interest on shareholders' equity [Line Items]
Value of the portion	$ 4,680	$ 6,780
1st Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Apr 29, 2011	May 14, 2010
Shareholders' positions	May 11, 2011	May 21, 2010
Date payment	May 31, 2011	May 31, 2010
Value of the portion	1,645	982
2nd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Jul 22, 2011	Jul 16, 2010
Shareholders' positions	Aug 2, 2011	Jul 30, 2010
Date payment	Aug 31, 2011	Aug 31, 2010
Value of the portion	1,668	966
3rd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Oct 28, 2011	Oct 22, 2010
Shareholders' positions	Nov 11, 2011	Nov 1, 2010
Date payment	Dec 31, 2011	Nov 30, 2010
Date payment	Up to 12-31-2011
Value of the portion	1,407	1,062
4th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval		Dec 10, 2010
Shareholders' positions		Dec 21, 2010
Date payment		Dec 30, 2010
Value of the portion		1,539
5th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval		Feb 25, 2011
Shareholders' positions		Mar 21, 2010
Date payment		Mar 31, 2011
Value of the portion		1,308
Divdends [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval		Feb 25, 2011
Shareholders' positions		Apr 28, 2011
Date payment		Jun 27, 2011
Value of the portion		$ 923

Note 14 - Shareholders' Equity, Basic and diluted earnings per share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Basic and diluted earnings per share amounts
Net income attributable to Petrobras	$ 17,031	$ 13,288
Less priority preferred share dividends	(2,282)	(2,221)
Less common shares dividends, up to the priority preferred shares dividends on a per- share basis	(3,031)	(3,044)
Remaining net income to be equally allocated to common and preferred shares	$ 11,718	$ 8,023
Weighted average number of shares outstanding:
Common	7,442,454,142	5,090,152,531
Preferred	5,602,042,788	3,713,832,071
Basic and diluted earnings per:
Common and Preferred Share	1.31	1.51
Common and Preferred ADS	2.62	3.02

Note 14 - Shareholders' Equity, Additional Information (Detail) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011	Apr. 28, 2011 USD ( $)	Apr. 28, 2011 BRL	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Common shares	7,442,454,142			7,442,454,142
Preferred shares	5,602,042,788			5,602,042,788
Relation ADS and shares	2 (two) shares for one ADS
Minimum voting shares of current Brazilian law requires Federal Government ownership	50% plus one share
Capitalization of part of the tax incentive profit reserves
Initial amount in Company's Capital increase		$ 109,746
Initial amount in Company's Capital increase (Reais)			205,357
Final amount in Company's Capital increase		109,760
Final amount in Company's Capital increase (Reais)			205,380
Capital increase		14
Capital increase (Reais)			23
Dividends approved in the Annual General Shareholders' Meeting of April 28, 2011, related to fiscal year 2010		6,780
Interest on shareholders' equity, related to fiscal year 2010		$ 5,857
Levy of income tax on interest on shareholders' equity	15.00%

Note 15 - Commitments and Contingencies, Litigation (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims
Labor claims	$ 164	$ 119
Tax claims	332	361
Civil claims	152	214
Commercials claims and other contingencies	25	66
Long-term contingencies	$ 673	$ 760

Note 15 - Commitments and Contingencies, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Litigation - legal proceedings provisioned
Restricted deposits for legal proceedings and guarantees	$ 1,573	$ 1,674
Processes included in the period [Member] | Plaintiff: State Revenue Service of Rio de Janeiro
Contingencies [Line Items]
Maximum exposure for the company	141
Processes included in the period [Member] | Federal Revenue Department [Member]
Contingencies [Line Items]
Maximum exposure for the company	209
Processes included in the period [Member] | Plaintiff: State Revenue Service of São Paulo
Contingencies [Line Items]
Maximum exposure for the company	849
Processes included in the period [Member] | Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin
Contingencies [Line Items]
Maximum exposure for the company	304
Processes disclosed previously and updated [Member] | Plaintiff: State Revenue Service of Rio de Janeiro
Contingencies [Line Items]
Maximum exposure for the company	1,325
Processes disclosed previously and updated [Member] | Plaintiff: State Revenue Service of São Paulo
Contingencies [Line Items]
Maximum exposure for the company	1,117
Processes disclosed previously and updated [Member] | Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel - ANP
Contingencies [Line Items]
Maximum exposure for the company	332
Processes disclosed previously and updated [Member] | Plaintiff: Internal Revenue Service of Rio de Janeiro - Withholding Income Tax related to charter of vessels
Contingencies [Line Items]
Maximum exposure for the company	2,505
Possible withholding tax rate on overseas remittances for servicing chartering agreements, minimum	15.00%
Possible withholding tax rate on overseas remittances for servicing chartering agreements, Maximum	25.00%
Processes disclosed previously and updated [Member] | Plaintiff: Rio de Janeiro state finance authorities - II and IPI Tax related to Termorio equipments
Contingencies [Line Items]
Maximum exposure for the company	307
Processes disclosed previously and updated [Member] | Plaintiff: Federal Revenue Service - Contribution of Intervention in the Economic Domain - CIDE
Contingencies [Line Items]
Maximum exposure for the company	660
Processes disclosed previously and updated [Member] | Plaintiff: Municipal governments of Anchieta, Aracruz, Guarapari, Itapemirim, Jaguaré, Marataízes, Serra, Vila Velha and Vitória
Contingencies [Line Items]
Maximum exposure for the company	862
Processes disclosed previously and updated [Member] | Plaintiff: Finance and Planning Department of the Federal District
Contingencies [Line Items]
Maximum exposure for the company	83
Processes disclosed previously and updated [Member] | Plaintiff: AMAR - Presidente Getúlio Vargas refinery oil spill
Contingencies [Line Items]
Maximum exposure for the company	92
Processes disclosed previously and updated [Member] | Instituto Ambiental do Paraná [Member]
Contingencies [Line Items]
Maximum exposure for the company	104
Processes disclosed previously and updated [Member] | Plaintiff: The Federal and State of Paraná Prossecutors - Presidente Getúlio Vargas refinery oil spill
Contingencies [Line Items]
Maximum exposure for the company	3,499
Processes for small amounts
Contingencies [Line Items]
Civil actions	166
Labor actions	571
Tax actions	$ 767

Note 16 - Fair value Measurement, Financial Assets and Liabilities at fair value on a recurring basis (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Assets
Marketable securities	$ 14,313
Foreign exchange derivatives (Note 2)	147
Commodity derivatives (Note 2)	93
Total assets	14,553	18,722
Liabilities
Commodity derivatives (Note 2)	(11)
Foreign currency derivatives	(15)
Total liabilities	(26)	(42)
Level 1
Assets
Marketable securities	14,313
Foreign exchange derivatives (Note 2)	17
Commodity derivatives (Note 2)	64
Total assets	14,394	18,572
Liabilities
Commodity derivatives (Note 2)	(6)
Foreign currency derivatives	0
Total liabilities	(6)	(40)
Level 2
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	130
Commodity derivatives (Note 2)	3
Total assets	133	118
Liabilities
Commodity derivatives (Note 2)	(5)
Foreign currency derivatives	(15)
Total liabilities	(20)	(2)
Level 3
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	0
Commodity derivatives (Note 2)	26
Total assets	26	32
Liabilities
Commodity derivatives (Note 2)	0
Foreign currency derivatives	0
Total liabilities	$ 0	$ 0

Note 16 - Fair value Measurement, Additional Information (Detail) (USD $) In Millions	Sep. 30, 2011
Financial Instruments owned at Fair Value
The Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 67,528
Estimated fair value of the Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 69,182

Note 17 - Segment Information, Reconciliation of assets from segment to consolidated (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 64,799	$ 63,863
Cash and cash equivalents	17,624	17,633
Other current assets	47,175	46,230
Investments in non-consolidated companies and other investments	5,266	6,312
Property, plant and equipment, net (Note 8)	220,306	218,567
Non-current assets	18,585	19,941
Total assets	308,956	308,683
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	5,310	3,473
Cash and cash equivalents	0	0
Other current assets	5,310	3,473
Investments in non-consolidated companies and other investments	3	296
Property, plant and equipment, net (Note 8)	129,563	129,913
Non-current assets	3,833	3,511
Total assets	138,709	137,193
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	20,024	16,305
Cash and cash equivalents	0	0
Other current assets	20,024	16,305
Investments in non-consolidated companies and other investments	2,567	3,056
Property, plant and equipment, net (Note 8)	51,298	46,844
Non-current assets	3,434	3,282
Total assets	77,323	69,487
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	2,422	2,904
Cash and cash equivalents	0	0
Other current assets	2,422	2,904
Investments in non-consolidated companies and other investments	652	813
Property, plant and equipment, net (Note 8)	22,912	24,725
Non-current assets	1,564	1,465
Total assets	27,550	29,907
Biofuel
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	138	121
Cash and cash equivalents	0	0
Other current assets	138	121
Investments in non-consolidated companies and other investments	777	688
Property, plant and equipment, net (Note 8)	301	356
Non-current assets	5	10
Total assets	1,221	1,175
International
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	3,532	3,279
Cash and cash equivalents	0	0
Other current assets	3,532	3,279
Investments in non-consolidated companies and other investments	924	1,078
Property, plant and equipment, net (Note 8)	9,973	9,519
Non-current assets	2,398	2,294
Total assets	16,827	16,170
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	4,231	4,196
Cash and cash equivalents	0	0
Other current assets	4,231	4,196
Investments in non-consolidated companies and other investments	220	257
Property, plant and equipment, net (Note 8)	2,648	2,730
Non-current assets	653	346
Total assets	7,752	7,529
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	35,443	38,895
Cash and cash equivalents	17,624	17,633
Other current assets	17,819	21,262
Investments in non-consolidated companies and other investments	123	124
Property, plant and equipment, net (Note 8)	3,611	4,480
Non-current assets	7,059	9,033
Total assets	46,236	52,532
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(6,301)	(5,310)
Cash and cash equivalents	0	0
Other current assets	(6,301)	(5,310)
Investments in non-consolidated companies and other investments	0	0
Property, plant and equipment, net (Note 8)	0	0
Non-current assets	(361)	0
Total assets	$ (6,662)	$ (5,310)

Note 17 - Segment Information, Reconciliation of assets from segment to consolidated, International (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 3,532	$ 3,279
Investments in non-consolidated companies and other investments	924	1,078
Property, plant and equipment, net	9,973	9,519
Non-current assets	2,398	2,294
Total assets	16,827	16,170
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,227	1,132
Investments in non-consolidated companies and other investments	627	713
Property, plant and equipment, net	8,799	8,067
Non-current assets	2,630	2,336
Total assets	13,283	12,248
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,988	1,778
Investments in non-consolidated companies and other investments	34	31
Property, plant and equipment, net	881	1,036
Non-current assets	325	292
Total assets	3,228	3,137
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	267	250
Investments in non-consolidated companies and other investments	172	152
Property, plant and equipment, net	244	256
Non-current assets	61	105
Total assets	744	763
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	438	443
Investments in non-consolidated companies and other investments	6	41
Property, plant and equipment, net	431	425
Non-current assets	72	65
Total assets	947	974
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	64	68
Investments in non-consolidated companies and other investments	(30)	141
Property, plant and equipment, net	191	136
Non-current assets	1,418	1,309
Total assets	1,643	1,654
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(452)	(392)
Investments in non-consolidated companies and other investments	115	0
Property, plant and equipment, net	(573)	(401)
Non-current assets	(2,108)	(1,813)
Total assets	$ (3,018)	$ (2,606)

Note 17 - Segment Information, Reconciliation of revenues from segment to consolidated (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	$ 109,795	$ 88,064
Inter-segment net operating revenues	0	0
Net operating revenues	109,795	88,064
Cost of sales	(67,564)	(51,185)
Depreciation, depletion and amortization	(7,322)	(6,208)
Exploration, including exploratory dry holes	(1,852)	(1,342)
Impairment	(2)	(94)
Selling, general and administrative expenses	(7,513)	(6,502)
Research and development expenses	(1,032)	(736)
Other operating expenses	(2,636)	(3,747)
Costs and expenses	(87,921)	(69,814)
Operating income (loss)	21,874	18,250
Equity in the results of non-consolidated companies	111	220
Financial Income (Expenses), Net	271	527
Other taxes	(316)	(334)
Total non operating income	21,940	18,663
Income tax benefits (expense)	(5,107)	(5,030)
Net income for the period	16,833	13,633
Less: Net income (loss) attributable to the noncontrolling interests	198	(345)
Net income attributable to Petrobras	17,031	13,288
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	387	217
Inter-segment net operating revenues	54,755	39,293
Net operating revenues	55,142	39,510
Cost of sales	(19,883)	(14,981)
Depreciation, depletion and amortization	4,842	4,093
Exploration, including exploratory dry holes	(1,598)	(1,026)
Impairment	0	0
Selling, general and administrative expenses	(346)	(302)
Research and development expenses	(565)	(357)
Other operating expenses	(268)	(841)
Costs and expenses	(27,502)	(21,600)
Operating income (loss)	27,640	17,910
Equity in the results of non-consolidated companies	(2)	91
Financial Income (Expenses), Net	0	0
Other taxes	(33)	(109)
Total non operating income	27,605	17,892
Income tax benefits (expense)	(9,386)	(6,052)
Net income for the period	18,219	11,840
Less: Net income (loss) attributable to the noncontrolling interests	8	103
Net income attributable to Petrobras	18,227	11,943
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	60,652	48,358
Inter-segment net operating revenues	28,827	23,815
Net operating revenues	89,479	72,173
Cost of sales	(91,171)	(66,623)
Depreciation, depletion and amortization	814	758
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(2,365)	(2,152)
Research and development expenses	(166)	(126)
Other operating expenses	(305)	(846)
Costs and expenses	(94,821)	(70,505)
Operating income (loss)	(5,342)	1,668
Equity in the results of non-consolidated companies	(31)	1
Financial Income (Expenses), Net	0	0
Other taxes	(36)	(37)
Total non operating income	(5,409)	1,632
Income tax benefits (expense)	1,828	(555)
Net income for the period	(3,581)	1,077
Less: Net income (loss) attributable to the noncontrolling interests	7	(37)
Net income attributable to Petrobras	(3,574)	1,040
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	6,408	5,242
Inter-segment net operating revenues	985	639
Net operating revenues	7,393	5,881
Cost of sales	(3,567)	(3,963)
Depreciation, depletion and amortization	623	351
Exploration, including exploratory dry holes	0	0
Impairment	0	(44)
Selling, general and administrative expenses	(616)	(591)
Research and development expenses	(58)	(82)
Other operating expenses	(185)	(172)
Costs and expenses	(5,049)	(5,203)
Operating income (loss)	2,344	678
Equity in the results of non-consolidated companies	154	115
Financial Income (Expenses), Net	0	0
Other taxes	(54)	(15)
Total non operating income	2,444	778
Income tax benefits (expense)	(778)	(226)
Net income for the period	1,666	552
Less: Net income (loss) attributable to the noncontrolling interests	(6)	8
Net income attributable to Petrobras	1,660	560
Biofuel
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	29	14
Inter-segment net operating revenues	198	205
Net operating revenues	227	219
Cost of sales	(244)	(200)
Depreciation, depletion and amortization	22	17
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(48)	(27)
Research and development expenses	(9)	0
Other operating expenses	(27)	(21)
Costs and expenses	(350)	(265)
Operating income (loss)	(123)	(46)
Equity in the results of non-consolidated companies	4	(5)
Financial Income (Expenses), Net	0	0
Other taxes	0	(1)
Total non operating income	(119)	(52)
Income tax benefits (expense)	43	16
Net income for the period	(76)	(36)
Less: Net income (loss) attributable to the noncontrolling interests	0	0
Net income attributable to Petrobras	(76)	(36)
International
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	9,666	7,725
Inter-segment net operating revenues	2,825	2,022
Net operating revenues	12,491	9,747
Cost of sales	(9,243)	(6,965)
Depreciation, depletion and amortization	627	645
Exploration, including exploratory dry holes	(254)	(316)
Impairment	(2)	(50)
Selling, general and administrative expenses	(664)	(630)
Research and development expenses	0	(3)
Other operating expenses	(523)	(196)
Costs and expenses	(11,313)	(8,805)
Operating income (loss)	1,178	942
Equity in the results of non-consolidated companies	(42)	17
Financial Income (Expenses), Net	0	0
Other taxes	(71)	(65)
Total non operating income	1,065	894
Income tax benefits (expense)	(171)	(142)
Net income for the period	894	752
Less: Net income (loss) attributable to the noncontrolling interests	(7)	(57)
Net income attributable to Petrobras	887	695
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	32,653	26,508
Inter-segment net operating revenues	585	539
Net operating revenues	33,238	27,047
Cost of sales	(30,561)	(24,708)
Depreciation, depletion and amortization	172	158
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(1,685)	(1,313)
Research and development expenses	(4)	(3)
Other operating expenses	41	(41)
Costs and expenses	(32,381)	(26,223)
Operating income (loss)	857	824
Equity in the results of non-consolidated companies	4	0
Financial Income (Expenses), Net	0	0
Other taxes	(21)	(13)
Total non operating income	840	811
Income tax benefits (expense)	(284)	(277)
Net income for the period	556	534
Less: Net income (loss) attributable to the noncontrolling interests	0	0
Net income attributable to Petrobras	556	534
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	222	187
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(1,879)	(1,591)
Research and development expenses	(230)	(165)
Other operating expenses	(1,417)	(1,614)
Costs and expenses	(3,748)	(3,557)
Operating income (loss)	(3,748)	(3,557)
Equity in the results of non-consolidated companies	24	1
Financial Income (Expenses), Net	271	527
Other taxes	(101)	(94)
Total non operating income	(3,554)	(3,123)
Income tax benefits (expense)	3,325	2,149
Net income for the period	(229)	(974)
Less: Net income (loss) attributable to the noncontrolling interests	196	(362)
Net income attributable to Petrobras	(33)	(1,336)
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	0	0
Inter-segment net operating revenues	(88,175)	(66,513)
Net operating revenues	(88,175)	(66,513)
Cost of sales	87,105	66,255
Depreciation, depletion and amortization	0	(1)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	90	104
Research and development expenses	0	0
Other operating expenses	48	(16)
Costs and expenses	87,243	66,344
Operating income (loss)	(932)	(169)
Equity in the results of non-consolidated companies	0	0
Financial Income (Expenses), Net	0	0
Other taxes	0	0
Total non operating income	(932)	(169)
Income tax benefits (expense)	316	57
Net income for the period	(616)	(112)
Less: Net income (loss) attributable to the noncontrolling interests	0	0
Net income attributable to Petrobras	$ (616)	$ (112)

Note 17 - Segment Information, Reconciliation of revenues from segment to consolidated, International (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 9,666	$ 7,725
Inter-segment net operating revenues	2,825	2,022
Net operating revenues	12,491	9,747
Cost of sales	(9,243)	(6,965)
Depreciation, depletion and amortization	(627)	(645)
Exploration, including exploratory dry holes	(254)	(316)
Impairment	(2)	(50)
Selling, general and administrative expenses	(664)	(630)
Research and development expenses	0	(3)
Other operating expenses	(523)	(196)
Costs and expenses	(11,313)	(8,805)
Operating income (loss)	1,178	942
Equity in results of non-consolidated companies	(42)	17
Other taxes	(71)	(65)
Income (loss) before income taxes	1,065	894
Income tax benefits (expense)	(171)	(142)
Net income (loss) for the period	894	752
Less: Net income (loss) attributable to the noncontrolling interest	(7)	(57)
Net income (loss) attributable to Petrobras	887	695
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	733	510
Inter-segment net operating revenues	2,786	2,178
Net operating revenues	3,519	2,688
Cost of sales	(972)	(634)
Depreciation, depletion and amortization	(537)	(531)
Exploration, including exploratory dry holes	(254)	(316)
Impairment	(2)	0
Selling, general and administrative expenses	(130)	(130)
Research and development expenses	0	0
Other operating expenses	(202)	(19)
Costs and expenses	(2,097)	(1,630)
Operating income (loss)	1,422	1,058
Equity in results of non-consolidated companies	(44)	26
Other taxes	(38)	(34)
Income (loss) before income taxes	1,340	1,050
Income tax benefits (expense)	(156)	(181)
Net income (loss) for the period	1,184	869
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	1,184	869
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	4,831	3,838
Inter-segment net operating revenues	1,643	1,580
Net operating revenues	6,474	5,418
Cost of sales	(6,133)	(5,016)
Depreciation, depletion and amortization	(43)	(60)
Exploration, including exploratory dry holes	0	0
Impairment	0	(50)
Selling, general and administrative expenses	(101)	(101)
Research and development expenses	0	(2)
Other operating expenses	(285)	(200)
Costs and expenses	(6,562)	(5,429)
Operating income (loss)	(88)	(11)
Equity in results of non-consolidated companies	5	10
Other taxes	(3)	(2)
Income (loss) before income taxes	(86)	(3)
Income tax benefits (expense)	(1)	(3)
Net income (loss) for the period	(87)	(6)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	(87)	(6)
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	392	372
Inter-segment net operating revenues	35	30
Net operating revenues	427	402
Cost of sales	(341)	(307)
Depreciation, depletion and amortization	(12)	(14)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(8)	(6)
Research and development expenses	0	0
Other operating expenses	7	7
Costs and expenses	(354)	(320)
Operating income (loss)	73	82
Equity in results of non-consolidated companies	3	0
Other taxes	(1)	(1)
Income (loss) before income taxes	75	81
Income tax benefits (expense)	(63)	(2)
Net income (loss) for the period	12	79
Less: Net income (loss) attributable to the noncontrolling interest	0	(1)
Net income (loss) attributable to Petrobras	12	78
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	3,702	2,985
Inter-segment net operating revenues	25	26
Net operating revenues	3,727	3,011
Cost of sales	(3,457)	(2,774)
Depreciation, depletion and amortization	(20)	(21)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(209)	(188)
Research and development expenses	0	0
Other operating expenses	15	7
Costs and expenses	(3,671)	(2,976)
Operating income (loss)	56	35
Equity in results of non-consolidated companies	2	4
Other taxes	(5)	(2)
Income (loss) before income taxes	53	37
Income tax benefits (expense)	(7)	(4)
Net income (loss) for the period	46	33
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	46	33
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	(15)	(19)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(219)	(207)
Research and development expenses	0	(1)
Other operating expenses	(58)	10
Costs and expenses	(292)	(217)
Operating income (loss)	(292)	(217)
Equity in results of non-consolidated companies	(8)	(23)
Other taxes	(24)	(26)
Income (loss) before income taxes	(324)	(266)
Income tax benefits (expense)	56	48
Net income (loss) for the period	(268)	(218)
Less: Net income (loss) attributable to the noncontrolling interest	(7)	(56)
Net income (loss) attributable to Petrobras	(275)	(274)
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	8	20
Inter-segment net operating revenues	(1,664)	(1,792)
Net operating revenues	(1,656)	(1,772)
Cost of sales	1,660	1,766
Depreciation, depletion and amortization	0	0
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	3	2
Research and development expenses	0	0
Other operating expenses	0	(1)
Costs and expenses	1,663	1,767
Operating income (loss)	7	(5)
Equity in results of non-consolidated companies	0	0
Other taxes	0	0
Income (loss) before income taxes	7	(5)
Income tax benefits (expense)	0	0
Net income (loss) for the period	7	(5)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	$ 7	$ (5)

Note 17 - Segment Information, Capital Expenditures Incurred by Segment (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Capital expenditures incurred by segment
Exploration and Production	$ (14,859)	$ (17,610)
Refining, Transportation &Marketing	(12,562)	(10,147)
Gas &Power	1,668	3,084
International
Exploration and Production	1,404	1,473
Refining, Transportation &Marketing	145	56
Distribution	22	26
Gas &Power	30	7
Others	8	5
Distribution	431	256
Biofuels	185	37
Corporate	471	693
Total capital expenditures incurred by segment	$ 31,785	$ 33,394

Note 18 - Acquisition/Sales of Assets and Interests, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Oct. 31, 2013	Apr. 30, 2011	Mar. 31, 2010	Oct. 30, 2013 Innova S.A. [Member]	Apr. 30, 2011 Innova S.A. [Member]	Mar. 21, 2011 BRF Biorefino de Lubrificantes S.A [Member]	Mar. 01, 2011 Logum Logística S.A [Member]	May 02, 2011 San Lorenzo Refinery [Member]	May 04, 2010 San Lorenzo Refinery [Member]	Nov. 24, 2010 Operations in Ecuador [Member]	Jan. 12, 2011 Companhia Mexilhão do Brasil - CMB [Member]	May 31, 2011 Cia Energética Suape II [Member]	Sep. 30, 2010 Cia Energética Suape II [Member]	May 06, 2011 Albacora Japão Petróleo Ltda [Member]
Business Acquisition [Line Items]
Percentage owned				100.00%			49.00%	20.00%			30.00%	100.00%		20.00%
Acquisition Cost	$ 332
Payment for acquisition		104	228		104	228						72	31		6
Sales points and associated wholesaler clients									360	360
Sale, amount									102
Loss in operations due to the uncertainties involving the process				$ 54							$ 53